UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSRS/A

Investment Company Act file number: 811-04257

Deutsche DWS Variable Series I

(Exact Name of Registrant as Specified in Charter)

875 Third Avenue

New York, NY 10022-6225

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 454-4500

Diane Kenneally

100 Summer Street

Boston, MA 02110

(Name and Address of Agent for Service)

Date of fiscal year end:	12/31

Date of reporting period:	6/30/2021

The Registrant is filing this amendment to its Form N-CSR for the semi-annual period ended June 30, 2021, originally filed with the Securities and Exchange Commission on August 19, 2021 (Accession Number 0000088053-21-000669). Each Fund’s semi-annual shareholder report as of June 30, 2021 was amended to correct a misallocation between net investment income and net gain (loss) in connection with the recording of tax adjustments that affected current period net investment income and net gain (loss).

ITEM 1.	REPORT TO STOCKHOLDERS

(a)

June 30, 2021
Semiannual Report
Deutsche DWS Variable Series I

DWS Capital Growth VIP

Contents
3	Performance Summary
4	Portfolio Summary
4	Portfolio Manager
5	Investment Portfolio
8	Statement of Assets and Liabilities
8	Statement of Operations
9	Statements of Changes in Net Assets
10	Financial Highlights
12	Notes to Financial Statements
17	Information About Your Fund's Expenses
18	Liquidity Risk Management
18	Proxy Voting
19	Advisory Agreement Board Considerations and Fee Evaluation
This report must be preceded or accompanied by a prospectus. To obtain an additional prospectus or summary prospectus, if available, call (800) 728-3337 or your financial representative. We advise you to consider the Fund’s objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the Fund. Please read the prospectus carefully before you invest.
Stocks may decline in value. The Fund may lend securities to approved institutions. Please read the prospectus for details.
War, terrorism, economic uncertainty, trade disputes, public health crises (including the ongoing pandemic spread of the novel coronavirus) and related geopolitical events could lead to increased market volatility, disruption to U.S. and world economies and markets and may have significant adverse effects on the Fund and its investments.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas, Inc. and RREEF America L.L.C. which offer advisory services.
DWS Distributors, Inc., 222 South Riverside Plaza, Chicago, IL 60606, (800) 621-1148
NOT FDIC/NCUA INSURED    NO BANK GUARANTEE    MAY LOSE VALUE
NOT A DEPOSIT    NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY
2 |	Deutsche DWS Variable Series I —DWS Capital Growth VIP

Performance Summary	June 30, 2021 (Unaudited)
Fund performance shown is historical, assumes reinvestment of all dividend and capital gain distributions, and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Please contact your participating insurance company for the Fund’s most recent month-end performance. Performance does not reflect charges and fees (“contract charges”) associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option. These charges and fees will reduce returns. While all share classes have the same underlying portfolio, their performance will differ.
The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated May 1, 2021 are 0.49% and 0.75% for Class A and Class B shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report.
Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only, and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights.
Growth of an Assumed $10,000 Investment

Yearly periods ended June 30
Russell 1000® Growth Index is an unmanaged index that consists of those stocks in the Russell 1000® Index that have higher price-to-book ratios and higher forecasted growth values. Russell 1000® Index is an unmanaged price-only index of the 1,000 largest capitalized companies that are domiciled in the U.S. and whose common stocks are traded.
Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Comparative Results
DWS Capital Growth VIP		6-Month ‡	1-Year	3-Year	5-Year	10-Year
Class A	Growth of $10,000	$11,228	$13,782	$19,558	$28,554	$49,014
	Average annual total return	12.28%	37.82%	25.06%	23.35%	17.23%
Russell 1000® Growth Index	Growth of $10,000	$11,299	$14,250	$19,598	$28,913	$51,749
	Average annual total return	12.99%	42.50%	25.14%	23.66%	17.87%
DWS Capital Growth VIP		6-Month ‡	1-Year	3-Year	5-Year	10-Year
Class B	Growth of $10,000	$11,213	$13,745	$19,409	$28,194	$47,666
	Average annual total return	12.13%	37.45%	24.74%	23.04%	16.90%
Russell 1000® Growth Index	Growth of $10,000	$11,299	$14,250	$19,598	$28,913	$51,749
	Average annual total return	12.99%	42.50%	25.14%	23.66%	17.87%
The growth of $10,000 is cumulative.
‡	Total returns shown for periods less than one year are not annualized.
Deutsche DWS Variable Series I —DWS Capital Growth VIP	| 3

Portfolio Summary	(Unaudited)
Asset Allocation (As a % of Investment Portfolio excluding Securities Lending Collateral)	6/30/21	12/31/20
Common Stocks	100%	99%
Cash Equivalents	0%	1%
	100%	100%
Sector Diversification (As a % of Investment Portfolio excluding Securities Lending Collateral and Cash Equivalents)	6/30/21	12/31/20
Information Technology	43%	43%
Consumer Discretionary	15%	14%
Communication Services	13%	13%
Health Care	10%	11%
Industrials	9%	8%
Financials	4%	5%
Consumer Staples	3%	3%
Real Estate	2%	2%
Materials	1%	1%
	100%	100%
Portfolio holdings and characteristics are subject to change.
For more complete details about the Fund’s investment portfolio, see page 5.
Following the Fund’s fiscal first and third quarter-end, a complete portfolio holdings listing is posted on dws.com, and is available free of charge by contacting your financial intermediary, or if you are a direct investor, by calling (800) 728-3337. In addition, the portfolio holdings listing is filed with the SEC on the Fund’s Form N-PORT and will be available on the SEC’s Web site at sec.gov. Additional portfolio holdings for the Fund are also posted on dws.com from time to time. Please see the Fund’s current prospectus for more information.
Portfolio Manager
Sebastian P. Werner, PhD, Head of Investment Strategy Equity
4 |	Deutsche DWS Variable Series I —DWS Capital Growth VIP

Investment Portfolio	as of June 30, 2021 (Unaudited)
	Shares	Value ($)
Common Stocks 99.8%
Communication Services 13.5%
Entertainment 5.4%
Activision Blizzard, Inc.	131,708	12,570,212
Live Nation Entertainment, Inc.*	86,952	7,616,126
Netflix, Inc.*	26,036	13,752,476
Roku, Inc.*	17,210	7,903,692
Spotify Technology SA*	47,328	13,043,123
Walt Disney Co.*	54,776	9,627,978
		64,513,607
Interactive Media & Services 7.0%
Alphabet, Inc. "A"*	11,079	27,052,591
Alphabet, Inc. "C"*	11,875	29,762,550
Facebook, Inc. "A"*	38,449	13,369,102
Match Group, Inc.*	77,640	12,519,450
		82,703,693
Wireless Telecommunication Services 1.1%
T-Mobile U.S., Inc.*	88,405	12,803,696
Consumer Discretionary 14.8%
Diversified Consumer Services 1.4%
Chegg, Inc.*	79,407	6,599,516
Terminix Global Holdings, Inc.*	216,248	10,317,192
		16,916,708
Hotels, Restaurants & Leisure 1.7%
Airbnb, Inc. "A"*	6,157	942,883
DraftKings, Inc. "A"* (a)	62,229	3,246,487
McDonald's Corp.	49,517	11,437,932
Planet Fitness, Inc. "A"*	64,576	4,859,344
		20,486,646
Internet & Direct Marketing Retail 5.2%
Amazon.com, Inc.*	18,016	61,977,922
Multiline Retail 0.5%
Dollar General Corp.	28,853	6,243,501
Specialty Retail 4.2%
Burlington Stores, Inc.*	36,662	11,804,797
CarMax, Inc.*	91,344	11,797,078
Home Depot, Inc.	80,879	25,791,504
		49,393,379
Textiles, Apparel & Luxury Goods 1.8%
Lululemon Athletica, Inc.*	34,163	12,468,470
NIKE, Inc. "B"	54,278	8,385,408
		20,853,878
Consumer Staples 2.7%
Food & Staples Retailing 1.1%
Costco Wholesale Corp.	31,388	12,419,290
	Shares	Value ($)
Food Products 0.9%
Mondelez International, Inc. "A"	176,219	11,003,114
Personal Products 0.7%
Estee Lauder Companies, Inc. "A"	25,273	8,038,836
Financials 4.2%
Capital Markets 1.3%
Intercontinental Exchange, Inc.	135,464	16,079,577
Consumer Finance 0.6%
American Express Co.	42,110	6,957,835
Insurance 2.3%
Progressive Corp.	276,143	27,120,004
Health Care 10.4%
Biotechnology 0.5%
Exact Sciences Corp.*	50,494	6,276,909
Health Care Equipment & Supplies 4.8%
Danaher Corp.	78,634	21,102,220
DexCom, Inc.*	41,666	17,791,382
Hologic, Inc.*	192,477	12,842,066
The Cooper Companies, Inc.	11,844	4,693,422
		56,429,090
Life Sciences Tools & Services 3.9%
Charles River Laboratories International, Inc.*	30,549	11,300,686
Thermo Fisher Scientific, Inc.	69,436	35,028,379
		46,329,065
Pharmaceuticals 1.2%
Zoetis, Inc.	76,887	14,328,661
Industrials 8.5%
Aerospace & Defense 0.3%
TransDigm Group, Inc.*	6,715	4,346,552
Building Products 0.6%
Trex Co., Inc.*	66,391	6,785,824
Electrical Equipment 2.6%
AMETEK, Inc.	125,978	16,818,063
Generac Holdings, Inc.*	32,935	13,672,965
		30,491,028
Industrial Conglomerates 1.2%
Roper Technologies, Inc.	29,918	14,067,444
Machinery 0.3%
Deere & Co.	9,101	3,210,014
Professional Services 2.4%
TransUnion	163,931	18,001,263
Verisk Analytics, Inc.	60,772	10,618,084
		28,619,347

The accompanying notes are an integral part of the financial statements.
Deutsche DWS Variable Series I —DWS Capital Growth VIP	| 5

	Shares	Value ($)
Road & Rail 1.1%
Norfolk Southern Corp.	28,423	7,543,748
Uber Technologies, Inc.*	118,189	5,923,633
		13,467,381
Information Technology 42.8%
IT Services 7.9%
Fiserv, Inc.*	136,677	14,609,405
Global Payments, Inc.	80,212	15,042,958
PayPal Holdings, Inc.*	30,734	8,958,346
Snowflake, Inc. "A"*	1,338	323,528
Twilio, Inc. "A"*	41,718	16,443,567
Visa, Inc. "A"	164,207	38,394,881
		93,772,685
Semiconductors & Semiconductor Equipment 6.1%
Advanced Micro Devices, Inc.*	117,364	11,024,001
Analog Devices, Inc.	56,754	9,770,769
Applied Materials, Inc.	98,473	14,022,555
MKS Instruments, Inc.	32,828	5,841,743
NVIDIA Corp.	39,875	31,903,987
		72,563,055
Software 20.4%
Adobe, Inc.*	44,635	26,140,041
Alteryx, Inc. "A"*	25,932	2,230,671
Avalara, Inc.*	42,966	6,951,899
Cloudflare, Inc. "A"*	75,956	8,039,183
DocuSign, Inc.*	42,766	11,956,091
Dynatrace, Inc.*	129,013	7,536,939
Intuit, Inc.	29,653	14,535,011
Microsoft Corp.	404,106	109,472,315
RingCentral, Inc. "A"*	17,411	5,059,288
salesforce.com, Inc.*	70,202	17,148,243
ServiceNow, Inc.*	32,403	17,807,069
Synopsys, Inc.*	53,595	14,780,965
		241,657,715
Technology Hardware, Storage & Peripherals 8.4%
Apple, Inc.	731,776	100,224,041
	Shares	Value ($)
Materials 1.2%
Chemicals 0.7%
Ecolab, Inc.	39,416	8,118,514
Construction Materials 0.5%
Vulcan Materials Co.	36,901	6,423,357
Real Estate 1.7%
Equity Real Estate Investment Trusts (REITs)
Equinix, Inc.	13,362	10,724,341
Prologis, Inc.	74,220	8,871,517
		19,595,858
Total Common Stocks (Cost $395,093,939)		1,184,218,226
Securities Lending Collateral 0.3%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 0.01% (b) (c) (Cost $3,312,896)	3,312,896	3,312,896
Cash Equivalents 0.2%
DWS Central Cash Management Government Fund, 0.02% (b) (Cost $2,719,474)	2,719,474	2,719,474
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $401,126,309)	100.3	1,190,250,596
Other Assets and Liabilities, Net	(0.3)	(4,147,560)
Net Assets	100.0	1,186,103,036
A summary of the Fund’s transactions with affiliated investments during the period ended June 30, 2021 are as follows:
Value ($) at 12/31/2020	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 6/30/2021	Value ($) at 6/30/2021
Securities Lending Collateral 0.3%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 0.01% (b) (c)
60,706,321	—	57,393,425 (d)	—	—	10,119	—	3,312,896	3,312,896
Cash Equivalents 0.2%
DWS Central Cash Management Government Fund, 0.02% (b)
5,792,769	77,470,939	80,544,234	—	—	675	—	2,719,474	2,719,474
66,499,090	77,470,939	137,937,659	—	—	10,794	—	6,032,370	6,032,370
*	Non-income producing security.
The accompanying notes are an integral part of the financial statements.
6 |	Deutsche DWS Variable Series I —DWS Capital Growth VIP

(a)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at June 30, 2021 amounted to $3,245,704, which is 0.3% of net assets.
(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended June 30, 2021.
Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of June 30, 2021 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$ 1,184,218,226	$ —	$ —	$ 1,184,218,226
Short-Term Investments (a)	6,032,370	—	—	6,032,370
Total	$ 1,190,250,596	$ —	$ —	$ 1,190,250,596
(a)	See Investment Portfolio for additional detailed categorizations.
The accompanying notes are an integral part of the financial statements.
Deutsche DWS Variable Series I —DWS Capital Growth VIP	| 7

Statement of Assets and Liabilities
as of June 30, 2021 (Unaudited)

Assets
Investments in non-affiliated securities, at value (cost $395,093,939) — including $3,245,704 of securities loaned	$ 1,184,218,226
Investment in DWS Government & Agency Securities Portfolio (cost $3,312,896)*	3,312,896
Investment in DWS Central Cash Management Government Fund (cost $2,719,474)	2,719,474
Receivable for Fund shares sold	9,507
Dividends receivable	124,723
Interest receivable	1,802
Other assets	11,864
Total assets	1,190,398,492
Liabilities
Payable upon return of securities loaned	3,312,896
Payable for Fund shares redeemed	460,884
Accrued management fee	345,353
Accrued Trustees' fees	3,439
Other accrued expenses and payables	172,884
Total liabilities	4,295,456
Net assets, at value	$ 1,186,103,036
Net Assets Consist of
Distributable earnings (loss)	858,066,236
Paid-in capital	328,036,800
Net assets, at value	$ 1,186,103,036
Net Asset Value
Class A
Net Asset Value, offering and redemption price per share ($1,179,596,144 ÷ 26,265,643 outstanding shares of beneficial interest, $0.01 par value, unlimited number of shares authorized)	$ 44.91
Class B
Net Asset Value, offering and redemption price per share ($6,506,892 ÷ 145,407 outstanding shares of beneficial interest, $0.01 par value, unlimited number of shares authorized)	$ 44.75
*	Represents collateral on securities loaned.
Statement of Operations
for the six months ended June 30, 2021 (Unaudited)

Investment Income
Income:
Dividends	$ 3,886,507
Income distributions — DWS Central Cash Management Government Fund	675
Securities lending income, net of borrower rebates	10,119
Total income	3,897,301
Expenses:
Management fee	2,052,178
Administration fee	541,264
Services to shareholders	972
Record keeping fee (Class B)	195
Distribution service fee (Class B)	7,532
Custodian fee	5,274
Professional fees	42,262
Reports to shareholders	24,768
Trustees' fees and expenses	17,253
Other	26,755
Total expenses	2,718,453
Net investment income	1,178,848
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from investments	68,178,072
Change in net unrealized appreciation (depreciation) on investments	62,391,282
Net gain (loss)	130,569,354
Net increase (decrease) in net assets resulting from operations	$131,748,202

The accompanying notes are an integral part of the financial statements.
8 |	Deutsche DWS Variable Series I —DWS Capital Growth VIP

Statements of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020
Operations:
Net investment income	$ 1,178,848	$ 2,413,174
Net realized gain (loss)	68,178,072	62,781,949
Change in net unrealized appreciation (depreciation)	62,391,282	260,409,153
Net increase (decrease) in net assets resulting from operations	131,748,202	325,604,276
Distributions to shareholders:
Class A	(65,033,932)	(67,556,274)
Class B	(342,026)	(308,190)
Total distributions	(65,375,958)	(67,864,464)
Fund share transactions:
Class A
Proceeds from shares sold	13,950,252	70,444,423
Reinvestment of distributions	65,033,932	67,556,274
Payments for shares redeemed	(92,177,788)	(129,614,047)
Net increase (decrease) in net assets from Class A share transactions	(13,193,604)	8,386,650
Class B
Proceeds from shares sold	499,592	1,384,411
Reinvestment of distributions	342,026	308,190
Payments for shares redeemed	(686,360)	(1,250,517)
Net increase (decrease) in net assets from Class B share transactions	155,258	442,084
Increase (decrease) in net assets	53,333,898	266,568,546
Net assets at beginning of period	1,132,769,138	866,200,592
Net assets at end of period	$1,186,103,036	$1,132,769,138
Other Information
Class A
Shares outstanding at beginning of period	26,599,512	25,934,145
Shares sold	324,763	2,030,040
Shares issued to shareholders in reinvestment of distributions	1,495,721	2,306,462
Shares redeemed	(2,154,353)	(3,671,135)
Net increase (decrease) in Class A shares	(333,869)	665,367
Shares outstanding at end of period	26,265,643	26,599,512
Class B
Shares outstanding at beginning of period	141,745	127,162
Shares sold	11,792	39,019
Shares issued to shareholders in reinvestment of distributions	7,890	10,547
Shares redeemed	(16,020)	(34,983)
Net increase (decrease) in Class B shares	3,662	14,583
Shares outstanding at end of period	145,407	141,745
The accompanying notes are an integral part of the financial statements.
Deutsche DWS Variable Series I —DWS Capital Growth VIP	| 9

Financial Highlights
DWS Capital Growth VIP — Class A
	Six Months Ended 6/30/21	Years Ended December 31,
	(Unaudited)	2020	2019	2018	2017	2016
Selected Per Share Data
Net asset value, beginning of period	$42.36	$33.24	$27.27	$30.86	$26.70	$28.22
Income (loss) from investment operations:
Net investment income[a]	.05	.09	.17	.14	.20	.21
Net realized and unrealized gain (loss)	5.07	11.69	9.53	(.53)	6.47	.83
Total from investment operations	5.12	11.78	9.70	(.39)	6.67	1.04
Less distributions from:
Net investment income	(.10)	(.18)	(.14)	(.23)	(.22)	(.22)
Net realized gains	(2.47)	(2.48)	(3.59)	(2.97)	(2.29)	(2.34)
Total distributions	(2.57)	(2.66)	(3.73)	(3.20)	(2.51)	(2.56)
Net asset value, end of period	$44.91	$42.36	$33.24	$27.27	$30.86	$26.70
Total Return (%)	12.28 *	39.04	37.14	(1.60)	26.30	4.25
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	1,180	1,127	862	725	776	745
Ratio of expenses (%)[b]	.49 **	.49	.50	.50	.50	.50
Ratio of net investment income (%)	.21 **	.25	.55	.46	.70	.82
Portfolio turnover rate (%)	6 *	13	11	26	15	35
[a]	Based on average shares outstanding during the period.
[b]	Expense ratio does not reflect charges and fees associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option.
*	Not annualized
**	Annualized

The accompanying notes are an integral part of the financial statements.
10 |	Deutsche DWS Variable Series I —DWS Capital Growth VIP

DWS Capital Growth VIP — Class B
	Six Months Ended 6/30/21	Years Ended December 31,
	(Unaudited)	2020	2019	2018	2017	2016
Selected Per Share Data
Net asset value, beginning of period	$42.18	$33.10	$27.16	$30.75	$26.61	$28.12
Income (loss) from investment operations:
Net investment income (loss)[a]	(.01)	(.00) *	.09	.07	.13	.15
Net realized and unrealized gain (loss)	5.05	11.66	9.49	(.54)	6.44	.83
Total from investment operations	5.04	11.66	9.58	(.47)	6.57	.98
Less distributions from:
Net investment income	—	(.10)	(.05)	(.15)	(.14)	(.15)
Net realized gains	(2.47)	(2.48)	(3.59)	(2.97)	(2.29)	(2.34)
Total distributions	(2.47)	(2.58)	(3.64)	(3.12)	(2.43)	(2.49)
Net asset value, end of period	$44.75	$42.18	$33.10	$27.16	$30.75	$26.61
Total Return (%)	12.13 **	38.70	36.79	(1.87)	25.96	4.00
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	7	6	4	3	6	5
Ratio of expenses (%)[b]	.75 ***	.75	.76	.76	.75	.76
Ratio of net investment income (loss) (%)	(.05) ***	(.01)	.29	.21	.45	.58
Portfolio turnover rate (%)	6 **	13	11	26	15	35
[a]	Based on average shares outstanding during the period.
[b]	Expense ratio does not reflect charges and fees associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option.
*	Amount is less than $.005.
**	Not annualized
***	Annualized
The accompanying notes are an integral part of the financial statements.
Deutsche DWS Variable Series I —DWS Capital Growth VIP	| 11

Notes to Financial Statements	(Unaudited)
A.	Organization and Significant Accounting Policies
Deutsche DWS Variable Series I (the “Trust“) is registered under the Investment Company Act of 1940, as amended (the “1940 Act“), as an open-end, management investment company organized as a Massachusetts business trust. The Trust consists of five diversified funds: DWS Bond VIP, DWS Capital Growth VIP, DWS Core Equity VIP, DWS CROCI® International VIP and DWS Global Small Cap VIP (individually or collectively hereinafter referred to as a “Fund“ or the “Funds“). These financial statements report on DWS Capital Growth VIP. The Trust is intended to be the underlying investment vehicle for variable annuity contracts and variable life insurance policies to be offered by the separate accounts of certain life insurance companies (“Participating Insurance Companies“).
Multiple Classes of Shares of Beneficial Interest. The Fund offers two classes of shares (Class A shares and Class B shares). Sales of Class B shares are subject to recordkeeping fees of up to 0.15% and Rule 12b-1 fees under the 1940 Act equal to an annual rate of up to 0.25% of the average daily net assets of the Class B shares of the Fund. Class A shares are not subject to such fees.
Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class (including the applicable 12b-1 distribution fees and recordkeeping fees). Differences in class-level expenses may result in payment of different per share dividends by class. All shares have equal rights with respect to voting subject to class-specific arrangements.
The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which require the use of management estimates. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.
Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
Equity securities are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities are generally categorized as Level 1.
Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.
Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Trustees and are generally categorized as Level 3. In accordance with the Fund’s valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.
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Disclosure about the classification of fair value measurements is included in a table following the Fund's Investment Portfolio.
Securities Lending. Deutsche Bank AG, as lending agent, lends securities of the Fund to certain financial institutions under the terms of its securities lending agreement. During the term of the loans, the Fund continues to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of either cash or liquid, unencumbered assets having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best efforts to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. During the six months ended June 30, 2021, the Fund invested the cash collateral into a joint trading account in DWS Government & Agency Securities Portfolio, an affiliated money market fund managed by DWS Investment Management Americas, Inc. DWS Investment Management Americas, Inc. receives a management/administration fee (0.01% annualized effective rate as of June 30, 2021) on the cash collateral invested in DWS Government & Agency Securities Portfolio. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan at any time, and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Fund is not able to recover securities lent, the Fund may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.
As of June 30, 2021, the Fund had securities on loan, which were classified as common stocks in the Investment Portfolio. The value of the related collateral exceeded the value of the securities loaned at period end. As of period end, the remaining contractual maturity of the collateral agreements were overnight and continuous.
Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.
Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.
Federal Income Taxes.  The Fund is treated as a separate taxpayer as provided for in the Internal Revenue Code, as amended. It is the Fund’s policy to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to the separate accounts of the Participating Insurance Companies which hold its shares.
At June 30, 2021, the aggregate cost of investments for federal income tax purposes was $401,370,448. The net unrealized appreciation for all investments based on tax cost was $788,880,148. This consisted of aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost of $790,959,317 and aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value of $2,079,169.
The Fund has reviewed the tax positions for the open tax years as of December 31, 2020 and has determined that no provision for income tax and/or uncertain tax positions is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.
Distribution of Income and Gains. Distributions from net investment income of the Fund, if any, are declared and distributed to shareholders annually. Net realized gains from investment transactions, in excess of
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available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.
The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to certain securities sold at a loss. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.
The tax character of current year distributions will be determined at the end of the current fiscal year.
Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust based upon the relative net assets or other appropriate measures.
Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.
Real Estate Investment Trusts.  The Fund at its fiscal year end recharacterizes distributions received from a Real Estate Investment Trust (“REIT”) investment based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available timely from a REIT, the recharacterization will be estimated for financial statement purposes and a recharacterization will be made within the accounting records in the following year when such information becomes available. Distributions received from REITs in excess of income are recorded as either a reduction of cost of investments or realized gains.
Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Realized gains and losses from investment transactions are recorded on an identified cost basis. Proceeds from litigation payments, if any, are included in net realized gain (loss) from investments.
B.	Purchases and Sales of Securities
During the six months ended June 30, 2021, purchases and sales of investment securities (excluding short-term investments) aggregated $71,170,193 and $145,262,054, respectively.
C.	Related Parties
Management Agreement. Under the Investment Management Agreement with DWS Investment Management Americas, Inc. (“DIMA” or the “Advisor”), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group”), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.
Under the Investment Management Agreement with the Advisor, the Fund pays a monthly management fee based on the average daily net assets of the Fund, computed and accrued daily and payable monthly, at the following annual rates:
First $250 million of average daily net assets	.390%
Next $750 million of average daily net assets	.365%
Over $1 billion of average daily net assets	.340%
Accordingly, for the six months ended June 30, 2021, the fee pursuant to the Investment Management Agreement was equivalent to an annualized rate (exclusive of any applicable waivers/reimbursements) of 0.368% of the Fund’s average daily net assets.
For the period from January 1, 2021 through September 30, 2021, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain
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the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expense) of each class as follows:
Class A	.75%
Class B	1.00%
Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee (“Administration Fee”) of 0.097% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. For the six months ended June 30, 2021, the Administration Fee was $541,264, of which $91,200 is unpaid.
Service Provider Fees. DWS Service Company (“DSC”), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and DST Systems, Inc. (“DST”), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DSC compensates DST out of the shareholder servicing fee it receives from the Fund. For the six months ended June 30, 2021, the amounts charged to the Fund by DSC were as follows:
Services to Shareholders	Total Aggregated	Unpaid at June 30, 2021
Class A	$ 499	$ 148
Class B	131	43
	$ 630	$ 191
Distribution Service Agreement.  DWS Distributors, Inc. (“DDI“), also an affiliate of the Advisor, is the Trust’s Distributor. In accordance with the Master Distribution Plan, DDI receives 12b-1 fees of up to 0.25% of the average daily net assets of Class B shares. Pursuant to the Master Distribution Plan, DDI remits these fees to the Participating Insurance Companies for various costs incurred or paid by these companies in connection with marketing and distribution of Class B shares. For the six months ended June 30, 2021, the Distribution Service Fee aggregated $7,532, of which $1,289 is unpaid.
Other Service Fees. Under an agreement with the Fund, DIMA is compensated for providing regulatory filing services to the Fund. For the six months ended June 30, 2021, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders” aggregated $633, of which $274 is unpaid.
Trustees’ Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.
Affiliated Cash Management Vehicles. The Fund may invest uninvested cash balances in DWS Central Cash Management Government Fund and DWS ESG Liquidity Fund, affiliated money market funds which are managed by the Advisor. Each affiliated money market fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest. DWS Central Cash Management Government Fund seeks to maintain a stable net asset value, and DWS ESG Liquidity Fund maintains a floating net asset value. The Fund indirectly bears its proportionate share of the expenses of each affiliated money market fund in which it invests. DWS Central Cash Management Government Fund does not pay the Advisor an investment management fee. To the extent that DWS ESG Liquidity Fund pays an investment management fee to the Advisor, the Advisor will waive an amount of the investment management fee payable to the Advisor by the Fund equal to the amount of the investment management fee payable on the Fund’s assets invested in DWS ESG Liquidity Fund.
Securities Lending Agent Fees. Deutsche Bank AG serves as securities lending agent for the Fund. For the six months ended June 30, 2021, the Fund incurred securities lending agent fees to Deutsche Bank AG in the amount of $762.
D.	Ownership of the Fund
At June 30, 2021, two participating insurance companies were owners of record of 10% or more of the total outstanding Class A shares of the Fund, each owning 63% and 20%, respectively. Three participating insurance companies were the owners of record of 10% or more of the total outstanding Class B shares of the Fund, each owning 41%, 28% and 12%, respectively.
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E.	Line of Credit
The Fund and other affiliated funds (the “Participants”) share in a $350 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee, which is allocated based on net assets, among each of the Participants. Interest is calculated at a daily fluctuating rate per annum equal to the sum of 0.10% plus the higher of the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus 1.25%. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at June 30, 2021.
F.	Other — COVID-19 Pandemic
A novel coronavirus known as COVID-19, declared a pandemic by the World Health Organization, has caused significant uncertainty, market volatility, decreased economic and other activity, increased government activity, including economic stimulus measures, and supply chain interruptions. The full effects, duration and costs of the COVID-19 pandemic are impossible to predict, and the circumstances surrounding the COVID-19 pandemic will continue to evolve, including the risk of future increased rates of infection due to low vaccination rates and/or the lack of effectiveness of current vaccines against new variants. The pandemic has affected and may continue to affect certain countries, industries, economic sectors, companies and investment products more than others, may exacerbate existing economic, political, or social tensions and may increase the probability of an economic recession or depression. The Fund and its investments may be adversely affected by the effects of the COVID-19 pandemic, and the pandemic may result in the Fund and its service providers experiencing operational difficulties in coordinating a remote workforce and implementing their business continuity plans, among others. Management will continue to monitor the impact COVID-19 has on the Fund and reflect the consequences as appropriate in the Fund's accounting and financial reporting.
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Information About Your Fund’s Expenses	(Unaudited)
As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include contract charges, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (January 1, 2021 to June 30, 2021).
The tables illustrate your Fund’s expenses in two ways:
—	Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund’s actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Expenses Paid per $1,000” line under the share class you hold.
—	Hypothetical 5% Fund Return. This helps you to compare your Fund’s ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund’s actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The “Expenses Paid per $1,000” line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.
Expenses and Value of a $1,000 Investment for the six months ended June 30, 2021

Actual Fund Return	Class A	Class B
Beginning Account Value 1/1/21	$ 1,000.00	$ 1,000.00
Ending Account Value 6/30/21	$ 1,122.80	$ 1,121.30
Expenses Paid per $1,000*	$ 2.58	$ 3.94
Hypothetical 5% Fund Return	Class A	Class B
Beginning Account Value 1/1/21	$ 1,000.00	$ 1,000.00
Ending Account Value 6/30/21	$ 1,022.36	$ 1,021.08
Expenses Paid per $1,000*	$ 2.46	$ 3.76
*	Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 181 (the number of days in the most recent six-month period), then divided by 365.
Annualized Expense Ratios	Class A	Class B
Deutsche DWS Variable Series I — DWS Capital Growth VIP	.49%	.75%
For more information, please refer to the Fund’s prospectus.
These tables do not reflect charges and fees (“contract charges”) associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option.
For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to the current and hypothetical expense calculators for Variable Insurance Products which can be found at dws.com/calculators.
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Liquidity Risk Management
In accordance with Rule 22e-4 (the “Liquidity Rule”) under the Investment Company Act of 1940 (the “1940 Act”), your Fund has adopted a liquidity risk management program (the “Program”), and the Board has designated DWS Investment Management Americas, Inc. (“DIMA”) as Program administrator. The Program is designed to assess and manage your Fund’s liquidity risk (the risk that the Fund would be unable to meet requests to redeem shares of the Fund without significant dilution of remaining investors’ interests in the Fund). DIMA has designated a committee (the “Committee”) composed of personnel from multiple departments within DIMA and its affiliates that is responsible for the implementation and ongoing administration of the Program, which includes assessing the Fund’s liquidity risk under both normal and reasonably foreseeable stressed conditions. Under the Program, every investment held by a Fund is classified on a daily basis into one of four liquidity categories based on estimations of the investment’s ability to be sold during designated timeframes in current market conditions without significantly changing the investment’s market value.
In February 2021, as required by the Program and the Liquidity Rule, DIMA provided the Board with an annual written report (the “Report”) addressing the operation of the Program and assessing the adequacy and effectiveness of its implementation during the period from December 1, 2019 through November 30, 2020 (the “Reporting Period”). During the Reporting Period, your Fund was primarily invested in highly liquid investments (investments that the Fund anticipates can be converted to cash within three business days or less in current market conditions without significantly changing their market value). As a result, your Fund is not required to adopt, and has not adopted, a “Highly Liquid Investment Minimum” as defined in the Liquidity Rule. During the Reporting Period, the Fund did not approach the 15% limit imposed by the Liquidity Rule on holdings in illiquid investments (investments that cannot be sold or disposed of in seven days or less in current market conditions without the sale of the investment significantly changing the market value of the investment). Your Fund did not experience any issues meeting investor redemptions at any time during the Reporting Period. In the Report, DIMA stated that it believes the Program has operated adequately and effectively to manage the Fund’s liquidity risk during the Reporting Period. DIMA also reported that there were no material changes made to the Program during the Reporting Period.
Proxy Voting
The Trust’s policies and procedures for voting proxies for portfolio securities and information about how the Trust voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site — dws.com/en-us/resources/proxy-voting — or on the SEC’s Web site — sec.gov. To obtain a written copy of the Trust’s policies and procedures without charge, upon request, call us toll free at (800) 728-3337.
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Advisory Agreement Board Considerations and Fee Evaluation
The Board of Trustees (hereinafter referred to as the “Board” or “Trustees”) approved the renewal of DWS Capital Growth VIP's (the “Fund”) investment management agreement (the “Agreement”) with DWS Investment Management Americas, Inc. (“DIMA”) in September 2020.
In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:
—	During the entire process, all of the Fund’s Trustees were independent of DIMA and its affiliates (the “Independent Trustees”).
—	The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board reviewed extensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, and profitability from a fee consultant retained by the Fund’s Independent Trustees (the “Fee Consultant”).
—	The Board also received extensive information throughout the year regarding performance of the Fund.
—	The Independent Trustees regularly met privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant in the course of their review of the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.
—	In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund’s Rule
12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.
In connection with the contract review process, the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund. DIMA is part of DWS Group GmbH & Co. KGaA (“DWS Group”). DWS Group is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. In 2018, approximately 20% of DWS Group’s shares were sold in an initial public offering, with Deutsche Bank AG owning the remaining shares.
As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps.
While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.
Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board also considered the risks to DIMA in sponsoring or managing the Fund, including financial, operational and reputational risks, the potential economic impact to DIMA from such risks and DIMA’s approach to addressing such risks. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market index(es) and a peer universe compiled using information supplied by Morningstar Direct (“Morningstar”), an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review” (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one-, three- and five-year periods ended December 31, 2019, the Fund’s performance (Class A shares) was in the 1st quartile, 3rd quartile and 2nd quartile, respectively, of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers). The Board also observed that the Fund has
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outperformed its benchmark in the one-year period and has underperformed its benchmark in the three- and five-year periods ended December 31, 2019.
Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge”) and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.10% fee paid to DIMA under the Fund’s administrative services agreement, were lower than the median (1st quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2019). The Board noted that, effective March 1, 2020, the fee paid to DIMA under the Fund’s administrative services agreement was reduced to 0.097%. The Board noted that the Fund’s Class A shares total (net) operating expenses were expected to be lower than the median (1st quartile) of the applicable Broadridge expense universe (based on Broadridge data provided as of December 31, 2019, and analyzing Broadridge expense universe Class A (net) expenses less any applicable 12b-1 fees) (“Broadridge Universe Expenses”). The Board also reviewed data comparing each other operational share class’s total (net) operating expenses to the applicable Broadridge Universe Expenses. The Board noted that the expense limitations agreed to by DIMA were expected to help the Fund’s total (net) operating expenses remain competitive. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable DWS U.S. registered funds (“DWS Funds”) and considered differences between the Fund and the comparable DWS Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“DWS Europe Funds”) managed by DWS Group. The Board noted that DIMA indicated that DWS Group does not manage any institutional accounts or DWS Europe Funds comparable to the Fund.
On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.
Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the DWS Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.
Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund’s investment management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.
Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental or “fall-out” benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund, any fees received by an affiliate of DIMA for transfer agency services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.
Compliance. The Board considered the significant attention and resources dedicated by DIMA to its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers and (ii) the
20 |	Deutsche DWS Variable Series I —DWS Capital Growth VIP

substantial commitment of resources by DIMA and its affiliates to compliance matters, including the retention of compliance personnel.
The Board also considered that on September 24, 2020, the SEC granted a temporary order permitting DIMA and its affiliates to continue providing investment advisory and underwriting services to the DWS Funds notwithstanding a consent order entered into by Deutsche Bank AG on June 17, 2020 (the “Consent Order”). The Board noted that the temporary order was granted effective as of the date of the Consent Order. The Board also noted various representations by DIMA to the Board relating to the Consent Order, including that the conduct giving rise to the Consent Order (unintentional conduct that resulted from a system outage that prevented Deutsche Bank AG from reporting data in accordance with applicable CFTC requirements for five days in April 2016) did not involve any DWS Fund or services DIMA and its affiliates provide to the DWS Funds, that DIMA and its personnel had no involvement in the alleged conduct giving rise to the Consent Order, and that the DWS Funds would not bear any financial impact or costs relating to the Consent Order.
Based on all of the information considered and the conclusions reached, the Board determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.
Deutsche DWS Variable Series I —DWS Capital Growth VIP	| 21

Notes

Notes

VS1capgro-3 (R-028374-10 8/21)

June 30, 2021
Semiannual Report
Deutsche DWS Variable Series I

DWS Core Equity VIP

Contents
3	Performance Summary
4	Portfolio Summary
4	Portfolio Management Team
5	Investment Portfolio
9	Statement of Assets and Liabilities
9	Statement of Operations
10	Statements of Changes in Net Assets
11	Financial Highlights
13	Notes to Financial Statements
18	Information About Your Fund's Expenses
19	Liquidity Risk Management
19	Proxy Voting
20	Advisory Agreement Board Considerations and Fee Evaluation
This report must be preceded or accompanied by a prospectus. To obtain an additional prospectus or summary prospectus, if available, call (800) 728-3337 or your financial representative. We advise you to consider the Fund’s objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the Fund. Please read the prospectus carefully before you invest.
Stocks may decline in value. Fund management could be wrong in its analysis of industries, companies, economic trends and favor a security that underperforms the market. The Fund may lend securities to approved institutions. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. Please read the prospectus for details.
War, terrorism, economic uncertainty, trade disputes, public health crises (including the ongoing pandemic spread of the novel coronavirus) and related geopolitical events could lead to increased market volatility, disruption to U.S. and world economies and markets and may have significant adverse effects on the Fund and its investments.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas, Inc. and RREEF America L.L.C. which offer advisory services.
DWS Distributors, Inc., 222 South Riverside Plaza, Chicago, IL 60606, (800) 621-1148
NOT FDIC/NCUA INSURED    NO BANK GUARANTEE    MAY LOSE VALUE
NOT A DEPOSIT    NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY
2 |	Deutsche DWS Variable Series I —DWS Core Equity VIP

Performance Summary	June 30, 2021 (Unaudited)
Fund performance shown is historical, assumes reinvestment of all dividend and capital gain distributions, and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Please contact your participating insurance company for the Fund’s most recent month-end performance. Performance does not reflect charges and fees (“contract charges”) associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option. These charges and fees will reduce returns. While all share classes have the same underlying portfolio, their performance will differ.
The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated May 1, 2021 are 0.62% and 0.94% for Class A and Class B shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report.
Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only, and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights.
Growth of an Assumed $10,000 Investment

Yearly periods ended June 30
The Russell 1000® Index is an unmanaged index that measures the performance of the 1,000 largest companies in the Russell 3000® Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index.
Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Comparative Results
DWS Core Equity VIP		6-Month ‡	1-Year	3-Year	5-Year	10-Year
Class A	Growth of $10,000	$11,503	$14,153	$15,858	$21,843	$37,747
	Average annual total return	15.03%	41.53%	16.61%	16.91%	14.21%
Russell 1000® Index	Growth of $10,000	$11,495	$14,307	$16,918	$22,871	$40,096
	Average annual total return	14.95%	43.07%	19.16%	17.99%	14.90%
DWS Core Equity VIP		6-Month ‡	1-Year	3-Year	5-Year	10-Year
Class B	Growth of $10,000	$11,494	$14,121	$15,704	$21,504	$36,680
	Average annual total return	14.94%	41.21%	16.23%	16.55%	13.88%
Russell 1000® Index	Growth of $10,000	$11,495	$14,307	$16,918	$22,871	$40,096
	Average annual total return	14.95%	43.07%	19.16%	17.99%	14.90%
The growth of $10,000 is cumulative.
‡	Total returns shown for periods less than one year are not annualized.
Deutsche DWS Variable Series I —DWS Core Equity VIP	| 3

Portfolio Summary	(Unaudited)
Asset Allocation (As a % of Investment Portfolio excluding Securities Lending Collateral)	6/30/21	12/31/20
Common Stocks	100%	99%
Cash Equivalents	0%	1%
	100%	100%
Sector Diversification (As a % of Investment Portfolio excluding Securities Lending Collateral and Cash Equivalents)	6/30/21	12/31/20
Information Technology	29%	27%
Health Care	14%	14%
Consumer Discretionary	12%	13%
Financials	11%	10%
Communication Services	10%	11%
Industrials	8%	9%
Consumer Staples	5%	6%
Real Estate	3%	3%
Materials	3%	2%
Energy	3%	2%
Utilities	2%	3%
	100%	100%
Portfolio holdings and characteristics are subject to change.
For more complete details about the Fund’s investment portfolio, see page 5.
Following the Fund’s fiscal first and third quarter-end, a complete portfolio holdings listing is posted on dws.com, and is available free of charge by contacting your financial intermediary, or if you are a direct investor, by calling (800) 728-3337. In addition, the portfolio holdings listing is filed with the SEC on the Fund’s Form N-PORT and will be available on the SEC’s Web site at sec.gov. Additional portfolio holdings for the Fund are also posted on dws.com from time to time. Please see the Fund’s current prospectus for more information.
Portfolio Management Team
Pankaj Bhatnagar, PhD, Head of Investment Strategy Equity
Di Kumble, CFA, Senior Portfolio Manager Equity
Arno V. Puskar, Senior Portfolio Manager Equity
Portfolio Managers
4 |	Deutsche DWS Variable Series I —DWS Core Equity VIP

Investment Portfolio	as of June 30, 2021 (Unaudited)
	Shares	Value ($)
Common Stocks 99.6%
Communication Services 10.2%
Entertainment 4.6%
Activision Blizzard, Inc.	12,591	1,201,685
Electronic Arts, Inc.	3,296	474,064
Netflix, Inc.*	1,240	654,981
Roku, Inc.*	5,077	2,331,612
Spotify Technology SA*	3,036	836,691
		5,499,033
Interactive Media & Services 4.4%
Alphabet, Inc. "A"*	768	1,875,295
Alphabet, Inc. "C"*	1,327	3,325,886
		5,201,181
Wireless Telecommunication Services 1.2%
T-Mobile U.S., Inc.*	10,008	1,449,459
Consumer Discretionary 12.2%
Auto Components 0.6%
BorgWarner, Inc.	9,211	447,102
Gentex Corp.	8,058	266,639
		713,741
Diversified Consumer Services 0.5%
Terminix Global Holdings, Inc.*	11,717	559,018
Hotels, Restaurants & Leisure 2.9%
Choice Hotels International, Inc.	6,173	733,723
Darden Restaurants, Inc.	3,292	480,599
Vail Resorts, Inc.*	1,352	427,935
Wyndham Hotels & Resorts, Inc.	16,224	1,172,833
Yum China Holdings, Inc.	9,093	602,411
		3,417,501
Household Durables 2.0%
D.R. Horton, Inc.	21,234	1,918,917
Newell Brands, Inc.	17,190	472,209
		2,391,126
Internet & Direct Marketing Retail 4.8%
Amazon.com, Inc.*	1,649	5,672,824
Leisure Products 0.5%
Peloton Interactive, Inc. "A"*	4,641	575,577
Specialty Retail 0.5%
Carvana Co.*	2,032	613,298
Textiles, Apparel & Luxury Goods 0.4%
NIKE, Inc. "B"	3,082	476,138
	Shares	Value ($)
Consumer Staples 5.1%
Beverages 2.7%
Coca-Cola Co.	25,140	1,360,325
PepsiCo, Inc.	12,509	1,853,459
		3,213,784
Food & Staples Retailing 1.4%
Beyond Meat, Inc.* (a)	3,004	473,100
Costco Wholesale Corp.	1,778	703,501
Kroger Co.	13,579	520,212
		1,696,813
Personal Products 0.3%
Estee Lauder Companies, Inc. "A"	1,115	354,659
Tobacco 0.7%
Altria Group, Inc.	15,845	755,490
Energy 2.8%
Energy Equipment & Services 0.3%
Baker Hughes Co.	16,238	371,363
Oil, Gas & Consumable Fuels 2.5%
Devon Energy Corp.	24,482	714,630
Hess Corp.	9,344	815,918
Marathon Petroleum Corp.	23,148	1,398,602
		2,929,150
Financials 10.8%
Banks 4.1%
Bank of America Corp.	21,642	892,300
JPMorgan Chase & Co.	18,958	2,948,727
Wells Fargo & Co.	21,232	961,597
		4,802,624
Capital Markets 3.9%
Ameriprise Financial, Inc.	3,716	924,838
Carlyle Group, Inc.	18,404	855,418
Intercontinental Exchange, Inc.	4,002	475,037
MSCI, Inc.	2,867	1,528,340
T. Rowe Price Group, Inc.	2,438	482,651
Tradeweb Markets, Inc. "A"	4,278	361,748
		4,628,032
Insurance 2.8%
Arthur J. Gallagher & Co.	6,200	868,496
Everest Re Group Ltd.	1,728	435,474
Hartford Financial Services Group, Inc.	6,825	422,945
MetLife, Inc.	20,505	1,227,224
Progressive Corp.	4,275	419,848
		3,373,987

The accompanying notes are an integral part of the financial statements.
Deutsche DWS Variable Series I —DWS Core Equity VIP	| 5

	Shares	Value ($)
Health Care 14.0%
Biotechnology 4.8%
AbbVie, Inc.	8,782	989,204
Alexion Pharmaceuticals, Inc.*	3,410	626,451
Amgen, Inc.	9,957	2,427,019
Biogen, Inc.*	3,433	1,188,745
BioMarin Pharmaceutical, Inc.*	5,673	473,355
		5,704,774
Health Care Providers & Services 6.4%
Anthem, Inc.	6,281	2,398,086
Centene Corp.*	19,598	1,429,282
DaVita, Inc.*	6,716	808,808
Guardant Health, Inc.*	3,596	446,587
HCA Healthcare, Inc.	2,235	462,064
McKesson Corp.	2,575	492,443
Molina Healthcare, Inc.*	4,177	1,057,032
Premier, Inc. "A"	12,908	449,069
		7,543,371
Pharmaceuticals 2.8%
Bristol-Myers Squibb Co.	14,697	982,054
Johnson & Johnson	8,689	1,431,426
Viatris, Inc.	32,032	457,737
Zoetis, Inc.	2,325	433,287
		3,304,504
Industrials 8.0%
Aerospace & Defense 0.9%
Howmet Aerospace, Inc.*	7,460	257,146
Textron, Inc.	12,673	871,522
		1,128,668
Building Products 1.0%
Owens Corning	11,575	1,133,192
Commercial Services & Supplies 2.1%
Cintas Corp.	974	372,068
Republic Services, Inc.	2,761	303,738
Waste Management, Inc.	12,937	1,812,603
		2,488,409
Electrical Equipment 0.4%
Emerson Electric Co.	5,019	483,029
Machinery 2.4%
AGCO Corp.	5,479	714,351
Caterpillar, Inc.	2,214	481,833
Cummins, Inc.	1,253	305,494
Ingersoll Rand, Inc.*	8,419	410,931
Parker-Hannifin Corp.	3,135	962,790
		2,875,399
Road & Rail 1.2%
Norfolk Southern Corp.	2,396	635,922
Union Pacific Corp.	3,617	795,487
		1,431,409
	Shares	Value ($)
Information Technology 28.6%
Communications Equipment 0.9%
Cisco Systems, Inc.	19,889	1,054,117
IT Services 3.6%
Accenture PLC "A"	1,699	500,848
DXC Technology Co.*	15,915	619,730
Visa, Inc. "A"	13,525	3,162,416
		4,282,994
Semiconductors & Semiconductor Equipment 5.2%
Advanced Micro Devices, Inc.*	9,190	863,217
Intel Corp.	28,473	1,598,474
NVIDIA Corp.	1,145	916,114
QUALCOMM, Inc.	12,606	1,801,776
Teradyne, Inc.	7,133	955,537
		6,135,118
Software 11.6%
ANSYS, Inc.*	853	296,042
Cadence Design Systems, Inc.*	2,307	315,644
Citrix Systems, Inc.	3,136	367,759
Dynatrace, Inc.*	9,141	534,017
Intuit, Inc.	742	363,706
Microsoft Corp.	28,928	7,836,595
Oracle Corp.	30,486	2,373,030
salesforce.com, Inc.*	2,844	694,704
Splunk, Inc.*	3,310	478,560
Synopsys, Inc.*	1,850	510,211
		13,770,268
Technology Hardware, Storage & Peripherals 7.3%
Apple, Inc.	63,226	8,659,433
Materials 2.8%
Chemicals 1.4%
Air Products & Chemicals, Inc.	1,648	474,097
DuPont de Nemours, Inc.	5,945	460,202
Linde PLC *	1,668	482,219
The Mosaic Co.	8,512	271,618
		1,688,136
Containers & Packaging 0.3%
International Paper Co.	5,570	341,496
Metals & Mining 1.1%
Arconic Corp.*	24,583	875,647
Newmont Corp.	6,885	436,371
		1,312,018
Real Estate 3.0%
Equity Real Estate Investment Trusts (REITs)
AvalonBay Communities, Inc.	5,324	1,111,066
The accompanying notes are an integral part of the financial statements.
6 |	Deutsche DWS Variable Series I —DWS Core Equity VIP

	Shares	Value ($)
Iron Mountain, Inc. (a)	30,489	1,290,295
Prologis, Inc.	9,910	1,184,542
		3,585,903
Utilities 2.1%
Electric Utilities 0.4%
NextEra Energy, Inc.	6,941	508,637
Multi-Utilities 0.9%
Dominion Energy, Inc.	6,265	460,916
Public Service Enterprise Group, Inc.	10,734	641,249
		1,102,165
Water Utilities 0.8%
American Water Works Co., Inc.	5,976	921,081
Total Common Stocks (Cost $65,477,387)		118,148,919
Securities Lending Collateral 1.3%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 0.01% (b) (c) (Cost $1,590,558)	1,590,558	1,590,558
	Shares	Value ($)
Cash Equivalents 0.5%
DWS Central Cash Management Government Fund, 0.02% (b) (Cost $561,005)	561,005	561,005
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $67,628,950)	101.4	120,300,482
Other Assets and Liabilities, Net	(1.4)	(1,659,412)
Net Assets	100.0	118,641,070
A summary of the Fund’s transactions with affiliated investments during the period ended June 30, 2021 are as follows:
Value ($) at 12/31/2020	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 6/30/2021	Value ($) at 6/30/2021
Securities Lending Collateral 1.3%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 0.01% (b) (c)
3,846,941	—	2,256,383 (d)	—	—	2,739	—	1,590,558	1,590,558
Cash Equivalents 0.5%
DWS Central Cash Management Government Fund, 0.02% (b)
740,536	5,641,383	5,820,914	—	—	82	—	561,005	561,005
4,587,477	5,641,383	8,077,297	—	—	2,821	—	2,151,563	2,151,563
*	Non-income producing security.
(a)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at June 30, 2021 amounted to $1,562,083, which is 1.3% of net assets.
(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended June 30, 2021.
The accompanying notes are an integral part of the financial statements.
Deutsche DWS Variable Series I —DWS Core Equity VIP	| 7

Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of June 30, 2021 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$ 118,148,919	$ —	$ —	$ 118,148,919
Short-Term Investments (a)	2,151,563	—	—	2,151,563
Total	$ 120,300,482	$ —	$ —	$ 120,300,482
(a)	See Investment Portfolio for additional detailed categorizations.
The accompanying notes are an integral part of the financial statements.
8 |	Deutsche DWS Variable Series I —DWS Core Equity VIP

Statement of Assets and Liabilities
as of June 30, 2021 (Unaudited)

Assets
Investments in non-affiliated securities, at value (cost $65,477,387) — including $1,562,083 of securities loaned	$ 118,148,919
Investment in DWS Government & Agency Securities Portfolio (cost $1,590,558)*	1,590,558
Investment in DWS Central Cash Management Government Fund (cost $561,005)	561,005
Cash	10,000
Receivable for Fund shares sold	8,205
Dividends receivable	69,934
Interest receivable	313
Other assets	709
Total assets	120,389,643
Liabilities
Payable upon return of securities loaned	1,590,558
Payable for Fund shares redeemed	59,967
Accrued management fee	37,862
Accrued Trustees' fees	309
Other accrued expenses and payables	59,877
Total liabilities	1,748,573
Net assets, at value	$ 118,641,070
Net Assets Consist of
Distributable earnings (loss)	61,075,628
Paid-in capital	57,565,442
Net assets, at value	$ 118,641,070
Net Asset Value
Class A
Net Asset Value, offering and redemption price per share ($115,234,673 ÷ 8,647,190 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 13.33
Class B
Net Asset Value, offering and redemption price per share ($3,406,397 ÷ 255,622 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 13.33
*	Represents collateral on securities loaned.
Statement of Operations
for the six months ended June 30, 2021 (Unaudited)

Investment Income
Income:
Dividends	$ 743,131
Income distributions — DWS Central Cash Management Government Fund	82
Securities lending income, net of borrower rebates	2,739
Total income	745,952
Expenses:
Management fee	221,348
Administration fee	55,053
Services to shareholders	757
Record keeping fee (Class B)	1,108
Distribution service fee (Class B)	4,241
Custodian fee	2,745
Professional fees	37,017
Reports to shareholders	15,961
Trustees' fees and expenses	3,015
Other	3,289
Total expenses	344,534
Net investment income	401,418
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	8,371,178
Payments by affiliates (see Note F)	2,512
8,373,690
Change in net unrealized appreciation (depreciation) on investments	7,328,637
Net gain (loss)	15,702,327
Net increase (decrease) in net assets resulting from operations	$16,103,745

The accompanying notes are an integral part of the financial statements.
Deutsche DWS Variable Series I —DWS Core Equity VIP	| 9

Statements of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020
Operations:
Net investment income	$ 401,418	$ 997,393
Net realized gain (loss)	8,373,690	5,117,424
Change in net unrealized appreciation (depreciation)	7,328,637	8,536,882
Net increase (decrease) in net assets resulting from operations	16,103,745	14,651,699
Distributions to shareholders:
Class A	(6,046,519)	(5,813,005)
Class B	(170,977)	(175,513)
Total distributions	(6,217,496)	(5,988,518)
Fund share transactions:
Class A
Proceeds from shares sold	1,349,763	2,502,706
Reinvestment of distributions	6,046,519	5,813,005
Payments for shares redeemed	(8,840,644)	(16,323,485)
Net increase (decrease) in net assets from Class A share transactions	(1,444,362)	(8,007,774)
Class B
Proceeds from shares sold	61,964	141,998
Reinvestment of distributions	170,977	175,513
Payments for shares redeemed	(650,425)	(428,535)
Net increase (decrease) in net assets from Class B share transactions	(417,484)	(111,024)
Increase (decrease) in net assets	8,024,403	544,383
Net assets at beginning of period	110,616,667	110,072,284
Net assets at end of period	$118,641,070	$110,616,667
Other Information
Class A
Shares outstanding at beginning of period	8,760,193	9,438,162
Shares sold	103,758	240,122
Shares issued to shareholders in reinvestment of distributions	469,450	652,414
Shares redeemed	(686,211)	(1,570,505)
Net increase (decrease) in Class A shares	(113,003)	(677,969)
Shares outstanding at end of period	8,647,190	8,760,193
Class B
Shares outstanding at beginning of period	288,118	295,485
Shares sold	4,773	12,670
Shares issued to shareholders in reinvestment of distributions	13,265	19,676
Shares redeemed	(50,534)	(39,713)
Net increase (decrease) in Class B shares	(32,496)	(7,367)
Shares outstanding at end of period	255,622	288,118
The accompanying notes are an integral part of the financial statements.
10 |	Deutsche DWS Variable Series I —DWS Core Equity VIP

Financial Highlights
DWS Core Equity VIP — Class A
	Six Months Ended 6/30/21	Years Ended December 31,
	(Unaudited)	2020	2019	2018	2017	2016
Selected Per Share Data
Net asset value, beginning of period	$12.23	$11.31	$9.83	$14.64	$13.16	$13.29
Income (loss) from investment operations:
Net investment income[a]	.05	.11	.14	.14	.17	.17
Net realized and unrealized gain (loss)	1.76	1.47	2.70	(.71)	2.44	1.09
Total from investment operations	1.81	1.58	2.84	(.57)	2.61	1.26
Less distributions from:
Net investment income	(.10)	(.15)	(.12)	(.27)	(.17)	(.19)
Net realized gains	(.61)	(.51)	(1.24)	(3.97)	(.96)	(1.20)
Total distributions	(.71)	(.66)	(1.36)	(4.24)	(1.13)	(1.39)
Net asset value, end of period	$13.33	$12.23	$11.31	$9.83	$14.64	$13.16
Total Return (%)	15.03 *	16.13	30.30	(5.69)	21.02	10.48
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	115	107	107	92	105	163
Ratio of expenses (%)[b]	.60 **	.62	.62	.61	.57	.57
Ratio of net investment income (%)	.72 **	1.01	1.32	1.14	1.22	1.34
Portfolio turnover rate (%)	16 *	45	40	43	39	43
[a]	Based on average shares outstanding during the period.
[b]	Expense ratio does not reflect charges and fees associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option.
*	Not annualized
**	Annualized

The accompanying notes are an integral part of the financial statements.
Deutsche DWS Variable Series I —DWS Core Equity VIP	| 11

DWS Core Equity VIP — Class B
	Six Months Ended 6/30/21	Years Ended December 31,
	(Unaudited)	2020	2019	2018	2017	2016
Selected Per Share Data
Net asset value, beginning of period	$12.21	$11.29	$9.81	$14.62	$13.14	$13.26
Income (loss) from investment operations:
Net investment income[a]	.02	.07	.11	.10	.13	.13
Net realized and unrealized gain (loss)	1.77	1.48	2.70	(.72)	2.44	1.10
Total from investment operations	1.79	1.55	2.81	(.62)	2.57	1.23
Less distributions from:
Net investment income	(.06)	(.12)	(.09)	(.22)	(.13)	(.15)
Net realized gains	(.61)	(.51)	(1.24)	(3.97)	(.96)	(1.20)
Total distributions	(.67)	(.63)	(1.33)	(4.19)	(1.09)	(1.35)
Net asset value, end of period	$13.33	$12.21	$11.29	$9.81	$14.62	$13.14
Total Return (%)	14.94 *	15.67	29.92	(6.02)	20.68	10.25
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	3	4	3	3	3	2
Ratio of expenses (%)[b]	.92 **	.94	.94	.93	.86	.86
Ratio of net investment income (%)	.39 **	.69	1.00	.82	.94	1.06
Portfolio turnover rate (%)	16 *	45	40	43	39	43
[a]	Based on average shares outstanding during the period.
[b]	Expense ratio does not reflect charges and fees associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option.
*	Not annualized
**	Annualized
The accompanying notes are an integral part of the financial statements.
12 |	Deutsche DWS Variable Series I —DWS Core Equity VIP

Notes to Financial Statements	(Unaudited)
A.	Organization and Significant Accounting Policies
Deutsche DWS Variable Series I (the “Trust“) is registered under the Investment Company Act of 1940, as amended (the “1940 Act“), as an open-end, management investment company organized as a Massachusetts business trust. The Trust consists of five diversified funds: DWS Bond VIP, DWS Capital Growth VIP, DWS Core Equity VIP, DWS CROCI® International VIP and DWS Global Small Cap VIP (individually or collectively hereinafter referred to as a “Fund“ or the “Funds“). These financial statements report on DWS Core Equity VIP. The Trust is intended to be the underlying investment vehicle for variable annuity contracts and variable life insurance policies to be offered by the separate accounts of certain life insurance companies (“Participating Insurance Companies“).
Multiple Classes of Shares of Beneficial Interest.  The Fund offers two classes of shares (Class A shares and Class B shares). Class B shares are subject to Rule 12b-1 distribution fees under the 1940 Act and recordkeeping fees equal to an annual rate of up to 0.25% and of up to 0.15%, respectively, of the average daily net assets of the Class B shares of the Fund. Class A shares are not subject to such fees.
Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class (including the applicable 12b-1 distribution fees and recordkeeping fees). Differences in class-level expenses may result in payment of different per share dividends by class. All shares have equal rights with respect to voting subject to class-specific arrangements.
The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which require the use of management estimates. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.
Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
Equity securities and exchange-traded funds (“ETF’s”) are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities and ETF’s are generally categorized as Level 1.
Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.
Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Trustees and are generally categorized as Level 3. In accordance with the Fund’s valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.
Deutsche DWS Variable Series I —DWS Core Equity VIP	| 13

Disclosure about the classification of fair value measurements is included in a table following the Fund's Investment Portfolio.
Securities Lending. Deutsche Bank AG, as lending agent, lends securities of the Fund to certain financial institutions under the terms of its securities lending agreement. During the term of the loans, the Fund continues to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of either cash or liquid, unencumbered assets having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best efforts to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. During the six months ended June 30, 2021, the Fund invested the cash collateral into a joint trading account in DWS Government & Agency Securities Portfolio, an affiliated money market fund managed by DWS Investment Management Americas, Inc. DWS Investment Management Americas, Inc. receives a management/administration fee (0.01% annualized effective rate as of June 30, 2021) on the cash collateral invested in DWS Government & Agency Securities Portfolio. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan at any time, and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Fund is not able to recover securities lent, the Fund may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.
As of June 30, 2021, the Fund had securities on loan, which were classified as common stocks in the Investment Portfolio. The value of the related collateral exceeded the value of the securities loaned at period end. As of period end, the remaining contractual maturity of the collateral agreements was overnight and continuous.
Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.
Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.
Federal Income Taxes.  The Fund is treated as a separate taxpayer as provided for in the Internal Revenue Code, as amended. It is the Fund’s policy to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to the separate accounts of the Participating Insurance Companies which hold its shares.
At June 30, 2021, the aggregate cost of investments for federal income tax purposes was $67,936,714. The net unrealized appreciation for all investments based on tax cost was $52,363,768. This consisted of aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost of $53,063,609 and aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value of $699,841.
The Fund has reviewed the tax positions for the open tax years as of December 31, 2020 and has determined that no provision for income tax and/or uncertain tax positions is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.
Distribution of Income and Gains. Distributions from net investment income of the Fund, if any, are declared and distributed to shareholders annually. Net realized gains from investment transactions, in excess of
14 |	Deutsche DWS Variable Series I —DWS Core Equity VIP

available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.
The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to certain securities sold at a loss. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.
The tax character of current year distributions will be determined at the end of the current fiscal year.
Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust based upon the relative net assets or other appropriate measures.
Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.
Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Realized gains and losses from investment transactions are recorded on an identified cost basis. Proceeds from litigation payments, if any, are included in net realized gain (loss) from investments.
B.	Purchases and Sales of Securities
During the six months ended June 30, 2021, purchases and sales of investment securities (excluding short-term instruments) aggregated $18,395,916 and $25,826,879, respectively.
C.	Related Parties
Management Agreement. Under the Investment Management Agreement with DWS Investment Management Americas, Inc. (“DIMA“ or the “Advisor“), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group”), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.
Under the Investment Management Agreement with the Advisor, the Fund pays a monthly management fee based on the average daily net assets of the Fund, computed and accrued daily and payable monthly, at the following annual rates:
First $250 million of average daily net assets	.390%
Next $750 million of average daily net assets	.365%
Over $1 billion of average daily net assets	.340%
Accordingly, for the six months ended June 30, 2021, the fee pursuant to the Investment Management Agreement was equivalent to an annualized rate (exclusive of any applicable waivers/reimbursements) of 0.39% of the Fund’s average daily net assets.
For the period from January 1, 2021 through September 30, 2021, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expense) of each class as follows:
Class A	.72%
Class B	1.04%
Deutsche DWS Variable Series I —DWS Core Equity VIP	| 15

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee (“Administration Fee”) of 0.097% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. For the six months ended June 30, 2021, the Administration Fee was $55,053, of which $9,417 is unpaid.
Service Provider Fees. DWS Service Company (“DSC”), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and DST Systems, Inc. (“DST”), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DSC compensates DST out of the shareholder servicing fee it receives from the Fund. For the six months ended June 30, 2021, amounts charged to the Fund by DSC were as follows:
Services to Shareholders	Total Aggregated	Unpaid at June 30, 2021
Class A	$ 379	$ 123
Class B	76	24
	$ 455	$ 147
Distribution Service Agreement.  DWS Distributors, Inc. (“DDI“), also an affiliate of the Advisor, is the Trust’s Distributor. In accordance with the Master Distribution Plan, DDI receives 12b-1 fees of up to 0.25% of the average daily net assets of Class B shares. Pursuant to the Master Distribution Plan, DDI remits these fees to the Participating Insurance Companies for various costs incurred or paid by these companies in connection with marketing and distribution of Class B shares. For the six months ended June 30, 2021, the Distribution Service Fee aggregated $4,241, of which $716 is unpaid.
Other Service Fees. Under an agreement with the Fund, DIMA is compensated for providing regulatory filing services to the Fund. For the six months ended June 30, 2021, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders” aggregated $656, of which $300 is unpaid.
Trustees’ Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.
Affiliated Cash Management Vehicles. The Fund may invest uninvested cash balances in DWS Central Cash Management Government Fund and DWS ESG Liquidity Fund, affiliated money market funds which are managed by the Advisor. Each affiliated money market fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest. DWS Central Cash Management Government Fund seeks to maintain a stable net asset value, and DWS ESG Liquidity Fund maintains a floating net asset value. The Fund indirectly bears its proportionate share of the expenses of each affiliated money market fund in which it invests. DWS Central Cash Management Government Fund does not pay the Advisor an investment management fee. To the extent that DWS ESG Liquidity Fund pays an investment management fee to the Advisor, the Advisor will waive an amount of the investment management fee payable to the Advisor by the Fund equal to the amount of the investment management fee payable on the Fund’s assets invested in DWS ESG Liquidity Fund.
Securities Lending Agent Fees. Deutsche Bank AG serves as securities lending agent for the Fund. For the six months ended June 30, 2021, the Fund incurred securities lending agent fees to Deutsche Bank AG in the amount of $206.
D.	Ownership of the Fund
At June 30, 2021, two participating insurance companies were owners of record of 10% or more of the total outstanding Class A shares of the Fund, each owning 58% and 16%, respectively. Two participating insurance companies were owners of record of 10% or more of the total outstanding Class B shares of the Fund, each owning 49% and 36%, respectively.
E.	Line of Credit
The Fund and other affiliated funds (the “Participants”) share in a $350 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee, which is allocated based on net assets, among each of
16 |	Deutsche DWS Variable Series I —DWS Core Equity VIP

the Participants. Interest is calculated at a daily fluctuating rate per annum equal to the sum of 0.10% plus the higher of the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus 1.25%. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at June 30, 2021.
F.	Payments by Affiliates
During the six months ended June 30, 2021, the Advisor agreed to reimburse the Fund $2,512 for commission costs incurred in connection with purchases and sales of portfolio assets. The amount reimbursed was less than 0.01% of the Fund’s average net assets, thus having no impact on the Fund’s total return.
G.	Other — COVID-19 Pandemic
A novel coronavirus known as COVID-19, declared a pandemic by the World Health Organization, has caused significant uncertainty, market volatility, decreased economic and other activity, increased government activity, including economic stimulus measures, and supply chain interruptions. The full effects, duration and costs of the COVID-19 pandemic are impossible to predict, and the circumstances surrounding the COVID-19 pandemic will continue to evolve, including the risk of future increased rates of infection due to low vaccination rates and/or the lack of effectiveness of current vaccines against new variants. The pandemic has affected and may continue to affect certain countries, industries, economic sectors, companies and investment products more than others, may exacerbate existing economic, political, or social tensions and may increase the probability of an economic recession or depression. The Fund and its investments may be adversely affected by the effects of the COVID-19 pandemic, and the pandemic may result in the Fund and its service providers experiencing operational difficulties in coordinating a remote workforce and implementing their business continuity plans, among others. Management will continue to monitor the impact COVID-19 has on the Fund and reflect the consequences as appropriate in the Fund's accounting and financial reporting.
Deutsche DWS Variable Series I —DWS Core Equity VIP	| 17

Information About Your Fund’s Expenses	(Unaudited)
As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include contract charges, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (January 1, 2021 to June 30, 2021).
The tables illustrate your Fund’s expenses in two ways:
—	Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund’s actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Expenses Paid per $1,000” line under the share class you hold.
—	Hypothetical 5% Fund Return. This helps you to compare your Fund’s ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund’s actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The “Expenses Paid per $1,000” line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.
Expenses and Value of a $1,000 Investment for the six months ended June 30, 2021

Actual Fund Return	Class A	Class B
Beginning Account Value 1/1/21	$ 1,000.00	$ 1,000.00
Ending Account Value 6/30/21	$ 1,150.30	$ 1,149.40
Expenses Paid per $1,000*	$ 3.20	$ 4.90
Hypothetical 5% Fund Return	Class A	Class B
Beginning Account Value 1/1/21	$ 1,000.00	$ 1,000.00
Ending Account Value 6/30/21	$ 1,021.82	$ 1,020.23
Expenses Paid per $1,000*	$ 3.01	$ 4.61
*	Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 181 (the number of days in the most recent six-month period), then divided by 365.
Annualized Expense Ratios	Class A	Class B
Deutsche DWS Variable Series I — DWS Core Equity VIP	.60%	.92%
For more information, please refer to the Fund’s prospectus.
These tables do not reflect charges and fees (“contract charges”) associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option.
For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to the current and hypothetical expense calculators for Variable Insurance Products which can be found at dws.com/calculators.
18 |	Deutsche DWS Variable Series I —DWS Core Equity VIP

Liquidity Risk Management
In accordance with Rule 22e-4 (the “Liquidity Rule”) under the Investment Company Act of 1940 (the “1940 Act”), your Fund has adopted a liquidity risk management program (the “Program”), and the Board has designated DWS Investment Management Americas, Inc. (“DIMA”) as Program administrator. The Program is designed to assess and manage your Fund’s liquidity risk (the risk that the Fund would be unable to meet requests to redeem shares of the Fund without significant dilution of remaining investors’ interests in the Fund). DIMA has designated a committee (the “Committee”) composed of personnel from multiple departments within DIMA and its affiliates that is responsible for the implementation and ongoing administration of the Program, which includes assessing the Fund’s liquidity risk under both normal and reasonably foreseeable stressed conditions. Under the Program, every investment held by a Fund is classified on a daily basis into one of four liquidity categories based on estimations of the investment’s ability to be sold during designated timeframes in current market conditions without significantly changing the investment’s market value.
In February 2021, as required by the Program and the Liquidity Rule, DIMA provided the Board with an annual written report (the “Report”) addressing the operation of the Program and assessing the adequacy and effectiveness of its implementation during the period from December 1, 2019 through November 30, 2020 (the “Reporting Period”). During the Reporting Period, your Fund was primarily invested in highly liquid investments (investments that the Fund anticipates can be converted to cash within three business days or less in current market conditions without significantly changing their market value). As a result, your Fund is not required to adopt, and has not adopted, a “Highly Liquid Investment Minimum” as defined in the Liquidity Rule. During the Reporting Period, the Fund did not approach the 15% limit imposed by the Liquidity Rule on holdings in illiquid investments (investments that cannot be sold or disposed of in seven days or less in current market conditions without the sale of the investment significantly changing the market value of the investment). Your Fund did not experience any issues meeting investor redemptions at any time during the Reporting Period. In the Report, DIMA stated that it believes the Program has operated adequately and effectively to manage the Fund’s liquidity risk during the Reporting Period. DIMA also reported that there were no material changes made to the Program during the Reporting Period.
Proxy Voting
The Trust’s policies and procedures for voting proxies for portfolio securities and information about how the Trust voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site — dws.com/en-us/resources/proxy-voting — or on the SEC’s Web site — sec.gov. To obtain a written copy of the Trust’s policies and procedures without charge, upon request, call us toll free at (800) 728-3337.
Deutsche DWS Variable Series I —DWS Core Equity VIP	| 19

Advisory Agreement Board Considerations and Fee Evaluation
The Board of Trustees (hereinafter referred to as the “Board” or “Trustees”) approved the renewal of DWS Core Equity VIP's (the “Fund”) investment management agreement (the “Agreement”) with DWS Investment Management Americas, Inc. (“DIMA”) in September 2020.
In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:
—	During the entire process, all of the Fund’s Trustees were independent of DIMA and its affiliates (the “Independent Trustees”).
—	The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board reviewed extensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, and profitability from a fee consultant retained by the Fund’s Independent Trustees (the “Fee Consultant”).
—	The Board also received extensive information throughout the year regarding performance of the Fund.
—	The Independent Trustees regularly met privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant in the course of their review of the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.
—	In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund's
Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.
In connection with the contract review process, the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund. DIMA is part of DWS Group GmbH & Co. KGaA (“DWS Group”). DWS Group is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. In 2018, approximately 20% of DWS Group’s shares were sold in an initial public offering, with Deutsche Bank AG owning the remaining shares.
As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps.
While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.
Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board also considered the risks to DIMA in sponsoring or managing the Fund, including financial, operational and reputational risks, the potential economic impact to DIMA from such risks and DIMA’s approach to addressing such risks. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market index(es) and a peer universe compiled using information supplied by Morningstar Direct (“Morningstar”), an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review” (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one-, three- and five-year periods ended December 31, 2019, the Fund’s performance (Class A shares) was in the 3rd quartile, 3rd quartile and 1st quartile, respectively, of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers). The Board also observed that the Fund has
20 |	Deutsche DWS Variable Series I —DWS Core Equity VIP

outperformed its benchmark in the five-year period and has underperformed its benchmark in the one- and three-year periods ended December 31, 2019.
Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge”) and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.10% fee paid to DIMA under the Fund’s administrative services agreement, were lower than the median (1st quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2019). The Board noted that, effective March 1, 2020, the fee paid to DIMA under the Fund’s administrative services agreement was reduced to 0.097%. The Board noted that the Fund’s Class A shares total (net) operating expenses were expected to be lower than the median (2nd quartile) of the applicable Broadridge expense universe (based on Broadridge data provided as of December 31, 2019, and analyzing Broadridge expense universe Class A (net) expenses less any applicable 12b-1 fees) (“Broadridge Universe Expenses”). The Board also reviewed data comparing each other operational share class’s total (net) operating expenses to the applicable Broadridge Universe Expenses. The Board noted that the expense limitations agreed to by DIMA were expected to help the Fund’s total (net) operating expenses remain competitive. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to a comparable DWS U.S. registered fund (“DWS Funds”) and considered differences between the Fund and the comparable DWS Fund. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“DWS Europe Funds”) managed by DWS Group. The Board noted that DIMA indicated that DWS Group does not manage any institutional accounts or DWS Europe Funds comparable to the Fund.
On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.
Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the DWS Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.
Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund’s investment management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.
Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental or “fall-out” benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund, any fees received by an affiliate of DIMA for transfer agency services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.
Compliance. The Board considered the significant attention and resources dedicated by DIMA to its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers and (ii) the
Deutsche DWS Variable Series I —DWS Core Equity VIP	| 21

substantial commitment of resources by DIMA and its affiliates to compliance matters, including the retention of compliance personnel.
The Board also considered that on September 24, 2020, the SEC granted a temporary order permitting DIMA and its affiliates to continue providing investment advisory and underwriting services to the DWS Funds notwithstanding a consent order entered into by Deutsche Bank AG on June 17, 2020 (the “Consent Order”). The Board noted that the temporary order was granted effective as of the date of the Consent Order. The Board also noted various representations by DIMA to the Board relating to the Consent Order, including that the conduct giving rise to the Consent Order (unintentional conduct that resulted from a system outage that prevented Deutsche Bank AG from reporting data in accordance with applicable CFTC requirements for five days in April 2016) did not involve any DWS Fund or services DIMA and its affiliates provide to the DWS Funds, that DIMA and its personnel had no involvement in the alleged conduct giving rise to the Consent Order, and that the DWS Funds would not bear any financial impact or costs relating to the Consent Order.
Based on all of the information considered and the conclusions reached, the Board determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.
22 |	Deutsche DWS Variable Series I —DWS Core Equity VIP

Notes

VS1coreq-3 (R-028376-10 8/21)

June 30, 2021
Semiannual Report
Deutsche DWS Variable Series I

DWS Global Small Cap VIP

Contents
3	Performance Summary
4	Portfolio Summary
4	Portfolio Management Team
5	Investment Portfolio
9	Statement of Assets and Liabilities
9	Statement of Operations
10	Statements of Changes in Net Assets
11	Financial Highlights
13	Notes to Financial Statements
18	Information About Your Fund's Expenses
19	Liquidity Risk Management
19	Proxy Voting
20	Advisory Agreement Board Considerations and Fee Evaluation
This report must be preceded or accompanied by a prospectus. To obtain an additional prospectus or summary prospectus, if available, call (800) 728-3337 or your financial representative. We advise you to consider the Fund’s objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the Fund. Please read the prospectus carefully before you invest.
Stocks may decline in value. Smaller company stocks tend to be more volatile than medium-sized or large company stocks. Investing in foreign securities, particularly those of emerging markets, presents certain risks, such as currency fluctuations, political and economic changes, and market risks. Emerging markets tend to be more volatile and less liquid than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. The Fund may lend securities to approved institutions. Please read the prospectus for details.
War, terrorism, economic uncertainty, trade disputes, public health crises (including the ongoing pandemic spread of the novel coronavirus) and related geopolitical events could lead to increased market volatility, disruption to U.S. and world economies and markets and may have significant adverse effects on the Fund and its investments.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas, Inc. and RREEF America L.L.C. which offer advisory services.
DWS Distributors, Inc., 222 South Riverside Plaza, Chicago, IL 60606, (800) 621-1148
NOT FDIC/NCUA INSURED    NO BANK GUARANTEE    MAY LOSE VALUE
NOT A DEPOSIT    NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY
2 |	Deutsche DWS Variable Series I —DWS Global Small Cap VIP

Performance Summary	June 30, 2021 (Unaudited)
Fund performance shown is historical, assumes reinvestment of all dividend and capital gain distributions, and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Please contact your participating insurance company for the Fund’s most recent month-end performance. Performance does not reflect charges and fees (“contract charges”) associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option. These charges and fees will reduce returns. While all share classes have the same underlying portfolio, their performance will differ.
The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated May 1, 2021, are 1.10% and 1.39% for Class A and Class B shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report.
Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only, and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights.
Growth of an Assumed $10,000 Investment

Yearly periods ended June 30
S&P Developed SmallCap Index comprises the stocks representing the lowest 15% of float-adjusted market cap in each developed country. It is a subset of the S&P Global BMI, a comprehensive, rules-based index measuring global stock market performance.
Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Comparative Results
DWS Global Small Cap VIP		6-Month ‡	1-Year	3-Year	5-Year	10-Year
Class A	Growth of $10,000	$11,224	$14,841	$12,509	$16,460	$20,175
	Average annual total return	12.24%	48.41%	7.75%	10.48%	7.27%
S&P Developed SmallCap Index	Growth of $10,000	$11,478	$15,264	$14,168	$19,611	$27,505
	Average annual total return	14.78%	52.64%	12.32%	14.42%	10.65%
DWS Global Small Cap VIP		6-Month ‡	1-Year	3-Year	5-Year	10-Year
Class B	Growth of $10,000	$11,211	$14,796	$12,400	$16,237	$19,643
	Average annual total return	12.11%	47.96%	7.43%	10.18%	6.98%
S&P Developed SmallCap Index	Growth of $10,000	$11,478	$15,264	$14,168	$19,611	$27,505
	Average annual total return	14.78%	52.64%	12.32%	14.42%	10.65%
The growth of $10,000 is cumulative.
‡	Total returns shown for periods less than one year are not annualized.
Deutsche DWS Variable Series I —DWS Global Small Cap VIP	| 3

Portfolio Summary	(Unaudited)
Asset Allocation (As a % of Investment Portfolio excluding Securities Lending Collateral)	6/30/21	12/31/20
Common Stocks	98%	94%
Cash Equivalents	2%	4%
Exchange-Traded Funds	—	2%
	100%	100%
Sector Diversification (As a % of Investment Portfolio excluding Exchange-Traded Funds, Securities Lending Collateral and Cash Equivalents)	6/30/21	12/31/20
Industrials	19%	21%
Information Technology	16%	19%
Consumer Discretionary	13%	13%
Financials	13%	10%
Health Care	12%	16%
Real Estate	8%	8%
Materials	7%	6%
Communication Services	3%	3%
Consumer Staples	3%	3%
Utilities	3%	0%
Energy	3%	1%
	100%	100%
Geographical Diversification (As a % of Investment Portfolio excluding Securities Lending Collateral and Cash Equivalents)	6/30/21	12/31/20
United States	58%	61%
Japan	7%	10%
United Kingdom	6%	5%
Canada	4%	3%
Sweden	3%	2%
Germany	3%	3%
France	3%	2%
Italy	2%	2%
Korea	2%	1%
Spain	2%	2%
Austria	2%	2%
Ireland	2%	2%
Luxembourg	1%	2%
Other	5%	3%
	100%	100%
Portfolio holdings and characteristics are subject to change.
For more complete details about the Fund’s investment portfolio, see page 5.
Following the Fund’s fiscal first and third quarter-end, a complete portfolio holdings listing is posted on dws.com, and is available free of charge by contacting your financial intermediary, or if you are a direct investor, by calling (800) 728-3337. In addition, the portfolio holdings listing is filed with the SEC on the Fund’s Form N-PORT and will be available on the SEC’s Web site at sec.gov. Additional portfolio holdings for the Fund are also posted on dws.com from time to time. Please see the Fund’s current prospectus for more information.
Portfolio Management Team
Pankaj Bhatnagar, PhD, Head of Investment Strategy Equity
Peter Barsa, Senior Portfolio Manager Equity
Portfolio Managers
4 |	Deutsche DWS Variable Series I —DWS Global Small Cap VIP

Investment Portfolio	as of June 30, 2021 (Unaudited)
	Shares	Value ($)
Common Stocks 98.2%
Austria 1.7%
Wienerberger AG (Cost $921,227)	36,328	1,399,968
Belgium 0.4%
Euronav NV (Cost $313,840)	37,166	345,506
Bermuda 0.9%
Lazard Ltd. "A" (a) (Cost $345,986)	16,265	735,991
Canada 3.9%
First Quantum Minerals Ltd.	35,275	813,010
Linamar Corp.	14,424	904,700
Pan American Silver Corp.	16,342	466,688
Quebecor, Inc. "B"	39,795	1,061,328
(Cost $2,173,478)		3,245,726
France 2.5%
Alten SA	3,084	408,837
Rubis SCA (b)	7,967	354,163
SPIE SA	44,518	1,024,072
Television Francaise 1	29,700	300,223
(Cost $2,069,493)		2,087,295
Germany 3.0%
Deutz AG*	88,069	712,198
PATRIZIA AG	41,336	1,078,312
United Internet AG (Registered)	16,617	679,380
(Cost $1,143,291)		2,469,890
India 0.7%
WNS Holdings Ltd. (ADR)* (b) (Cost $193,879)	7,251	579,137
Ireland 1.5%
Avadel Pharmaceuticals PLC (ADR)* (b)	36,283	244,185
Dalata Hotel Group PLC*	129,550	589,109
Ryanair Holdings PLC*	21,445	405,837
(Cost $1,018,531)		1,239,131
Italy 2.2%
Buzzi Unicem SpA	42,400	1,124,670
Moncler SpA	10,050	679,972
(Cost $1,171,603)		1,804,642
Japan 7.1%
Ai Holdings Corp.	41,617	820,390
Anicom Holdings, Inc.	76,900	615,366
BML, Inc.	15,900	542,428
Kusuri No Aoki Holdings Co., Ltd.	12,158	886,447
Optex Group Co., Ltd.	17,000	284,009
Sawai Group Holdings Co. Ltd.	12,600	561,411
Topcon Corp.	23,400	349,225
	Shares	Value ($)
UT Group Co., Ltd.	31,024	904,791
Zenkoku Hosho Co., Ltd.	22,400	962,780
(Cost $3,715,656)		5,926,847
Korea 2.0%
Hanmi Semiconductor Co. Ltd.	8,039	241,638
i-SENS, Inc.	17,591	475,643
Seah Besteel Corp.	33,022	929,536
(Cost $1,294,248)		1,646,817
Luxembourg 1.3%
B&M European Value Retail SA (Cost $571,241)	132,015	1,046,757
Netherlands 0.4%
Boskalis Westminster (Cost $325,687)	9,986	320,415
Norway 0.3%
Fjordkraft Holding ASA 144A (Cost $371,495)	43,142	256,292
Portugal 0.3%
REN - Redes Energeticas Nacionais SGPS SA (Cost $261,325)	92,222	255,884
Puerto Rico 0.6%
Popular, Inc. (Cost $463,903)	6,166	462,758
Singapore 0.4%
BW LPG, Ltd. 144A (Cost $336,865)	54,731	353,425
Spain 2.0%
Fluidra SA	28,658	1,136,672
Talgo SA 144A*	88,107	498,336
(Cost $905,242)		1,635,008
Sweden 3.2%
Dometic Group AB 144A	22,461	382,525
Fingerprint Cards AB "B"*	52,853	201,701
MIPS AB	7,101	610,689
Nobina AB 144A	129,243	1,173,413
Ratos AB "B"	55,297	335,345
(Cost $1,693,797)		2,703,673
Switzerland 1.2%
Julius Baer Group Ltd.	7,222	471,294
Landis & Gyr Group AG	7,698	537,466
(Cost $1,055,900)		1,008,760
United Kingdom 5.4%
Arrow Global Group PLC*	95,792	404,815
Clinigen Group PLC	44,130	377,869
Domino's Pizza Group PLC	106,754	573,856
Drax Group PLC	108,643	637,513
Electrocomponents PLC	90,511	1,288,348
Genus PLC	2,882	197,739

The accompanying notes are an integral part of the financial statements.
Deutsche DWS Variable Series I —DWS Global Small Cap VIP	| 5

	Shares	Value ($)
Johnson Service Group PLC*	265,435	644,027
Micro Focus International PLC	51,527	389,887
(Cost $2,938,917)		4,514,054
United States 57.2%
Advanced Drainage Systems, Inc.	3,618	421,750
Affiliated Managers Group, Inc.	4,203	648,145
Agilysys, Inc.*	9,370	532,872
Alcoa Corp.*	9,747	359,079
AMC Entertainment Holdings, Inc. "A"* (b)	12,931	732,929
Americold Realty Trust (REIT)	21,223	803,291
Amicus Therapeutics, Inc.*	29,421	283,618
Anika Therapeutics, Inc.*	7,283	315,281
Arena Pharmaceuticals, Inc.*	8,863	604,457
AZEK Co., Inc.*	5,092	216,206
Builders FirstSource, Inc.* (b)	28,748	1,226,390
Casey's General Stores, Inc.	6,443	1,254,065
Cleveland-Cliffs, Inc.* (b)	46,669	1,006,184
CMC Materials, Inc.	4,593	692,349
Contango Oil & Gas Co.* (b)	177,463	766,640
Cornerstone OnDemand, Inc.*	11,453	590,746
Dril-Quip, Inc.*	16,812	568,750
Ducommun, Inc.*	26,358	1,438,092
Eastern Bankshares, Inc.	14,226	292,629
EastGroup Properties, Inc. (REIT)	4,274	702,859
Envestnet, Inc.* (b)	9,595	727,877
Essential Properties Realty Trust, Inc. (REIT)	24,757	669,429
First Financial Bankshares, Inc.	4,076	200,254
Five9, Inc.*	8,715	1,598,244
FNB Corp. (b)	30,449	375,436
Four Corners Property Trust, Inc. (REIT)	27,967	772,169
Fox Factory Holding Corp.*	10,660	1,659,336
Green Dot Corp. "A"*	6,498	304,431
Heron Therapeutics, Inc.* (b)	22,446	348,362
Hillenbrand, Inc.	10,258	452,173
Hudson Pacific Properties, Inc. (REIT)	8,486	236,081
Hyster-Yale Materials Handling, Inc. (b)	5,590	407,958
iRhythm Technologies, Inc.*	3,824	253,722
Jack in the Box, Inc. (b)	6,611	736,730
Jefferies Financial Group, Inc.	35,036	1,198,231
LivePerson, Inc.*	5,940	375,646
Lumentum Holdings, Inc.*	8,748	717,598
Marvell Technology, Inc.	24,136	1,407,851
Masonite International Corp.*	7,831	875,427
ModivCare, Inc.* (b)	10,032	1,706,196
Molina Healthcare, Inc.*	4,393	1,111,693
Multiplan Corp.* (b)	35,599	338,902
National Storage Affiliates Trust (REIT)	15,303	773,720
	Shares	Value ($)
Novavax, Inc.* (b)	1,412	299,782
Option Care Health, Inc.*	29,553	646,324
Outset Medical, Inc.* (b)	6,295	314,624
Pacira BioSciences, Inc.*	15,060	913,841
Physicians Realty Trust (REIT)	38,643	713,736
QAD, Inc. "A" (b)	8,600	748,372
QTS Realty Trust, Inc. "A", (REIT)	10,438	806,857
Rush Enterprises, Inc. "A"	31,808	1,375,356
SJW Group	9,094	575,650
South State Corp.	12,286	1,004,503
Spectrum Brands Holdings, Inc.	3,735	317,624
Synovus Financial Corp.	26,456	1,160,889
Tandem Diabetes Care, Inc.*	3,297	321,128
Tenneco, Inc. "A"*	28,693	554,349
Thermon Group Holdings, Inc.* (b)	40,418	688,723
TopBuild Corp.*	6,338	1,253,530
Translate Bio, Inc.* (b)	10,019	275,923
TriState Capital Holdings, Inc.*	21,539	439,180
Varonis Systems, Inc.* (b)	21,580	1,243,440
Vital Farms, Inc.* (b)	12,874	256,965
Vroom, Inc.* (b)	8,106	339,317
WEX, Inc.*	2,214	429,295
YETI Holdings, Inc.*	16,616	1,525,681
Zions Bancorp. NA	12,982	686,229
(Cost $27,619,669)		47,595,116
Total Common Stocks (Cost $50,905,273)		81,633,092
Securities Lending Collateral 10.7%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 0.01% (c) (d) (Cost $8,873,880)	8,873,880	8,873,880
Cash Equivalents 1.8%
DWS Central Cash Management Government Fund, 0.02% (c) (Cost $1,530,984)	1,530,984	1,530,984
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $61,310,137)	110.7	92,037,956
Other Assets and Liabilities, Net	(10.7)	(8,902,960)
Net Assets	100.0	83,134,996
The accompanying notes are an integral part of the financial statements.
6 |	Deutsche DWS Variable Series I —DWS Global Small Cap VIP

A summary of the Fund’s transactions with affiliated investments during the period ended June 30, 2021 are as follows:
Value ($) at 12/31/2020	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 6/30/2021	Value ($) at 6/30/2021
Securities Lending Collateral 10.7%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 0.01% (c) (d)
1,184,652	7,689,228 (e)	—	—	—	9,161	—	8,873,880	8,873,880
Cash Equivalents 1.8%
DWS Central Cash Management Government Fund, 0.02% (c)
3,011,728	6,450,481	7,931,225	—	—	284	—	1,530,984	1,530,984
4,196,380	14,139,709	7,931,225	—	—	9,445	—	10,404,864	10,404,864
*	Non-income producing security.
(a)	Listed on the NASDAQ Stock Market, Inc.
(b)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at June 30, 2021 amounted to $9,188,460, which is 11.1% of net assets.
(c)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $246,412.
(e)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended June 30, 2021.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
ADR: American Depositary Receipt
REIT: Real Estate Investment Trust
The accompanying notes are an integral part of the financial statements.
Deutsche DWS Variable Series I —DWS Global Small Cap VIP	| 7

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of June 30, 2021 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Austria	$ 1,399,968	$ —	$ —	$ 1,399,968
Belgium	345,506	—	—	345,506
Bermuda	735,991	—	—	735,991
Canada	3,245,726	—	—	3,245,726
France	2,087,295	—	—	2,087,295
Germany	2,469,890	—	—	2,469,890
India	579,137	—	—	579,137
Ireland	1,239,131	—	—	1,239,131
Italy	1,804,642	—	—	1,804,642
Japan	5,926,847	—	—	5,926,847
Korea	1,646,817	—	—	1,646,817
Luxembourg	1,046,757	—	—	1,046,757
Netherlands	320,415	—	—	320,415
Norway	256,292	—	—	256,292
Portugal	255,884	—	—	255,884
Puerto Rico	462,758	—	—	462,758
Singapore	353,425	—	—	353,425
Spain	1,635,008	—	—	1,635,008
Sweden	2,703,673	—	—	2,703,673
Switzerland	1,008,760	—	—	1,008,760
United Kingdom	4,514,054	—	—	4,514,054
United States	47,595,116	—	—	47,595,116
Short-Term Investments (a)	10,404,864	—	—	10,404,864
Total	$92,037,956	$ —	$ —	$92,037,956
(a)	See Investment Portfolio for additional detailed categorizations.
The accompanying notes are an integral part of the financial statements.
8 |	Deutsche DWS Variable Series I —DWS Global Small Cap VIP

Statement of Assets and Liabilities
as of June 30, 2021 (Unaudited)

Assets
Investments in non-affiliated securities, at value (cost $50,905,273) — including $9,188,460 of securities loaned	$ 81,633,092
Investment in DWS Government & Agency Securities Portfolio (cost $8,873,880)*	8,873,880
Investment in DWS Central Cash Management Government Fund (cost $1,530,984)	1,530,984
Foreign currency, at value (cost $28,130)	27,504
Receivable for Fund shares sold	1,342
Dividends receivable	76,671
Interest receivable	3,785
Foreign taxes recoverable	36,916
Other assets	742
Total assets	92,184,916
Liabilities
Payable upon return of securities loaned	8,873,880
Payable for Fund shares redeemed	86,086
Accrued management fee	34,843
Accrued Trustees' fees	589
Other accrued expenses and payables	54,522
Total liabilities	9,049,920
Net assets, at value	$ 83,134,996
Net Assets Consist of
Distributable earnings (loss)	35,938,282
Paid-in capital	47,196,714
Net assets, at value	$ 83,134,996
Net Asset Value
Class A
Net Asset Value, offering and redemption price per share ($80,399,435 ÷ 6,040,984 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 13.31
Class B
Net Asset Value, offering and redemption price per share ($2,735,561 ÷ 214,398 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 12.76
*	Represents collateral on securities loaned. In addition, the Fund held non-cash collateral having a value of $246,412.
Statement of Operations
for the six months ended June 30, 2021 (Unaudited)

Investment Income
Income:
Dividends (net of foreign taxes withheld of $65,066)	$ 647,786
Income distributions — DWS Central Cash Management Government Fund	284
Securities lending income, net of borrower rebates	9,161
Total income	657,231
Expenses:
Management fee	323,899
Administration fee	39,273
Services to shareholders	1,807
Record keeping fee (Class B)	377
Distribution service fee (Class B)	3,346
Custodian fee	4,433
Professional fees	35,991
Reports to shareholders	16,170
Trustees' fees and expenses	2,142
Other	7,207
Total expenses before expense reductions	434,645
Expense reductions	(101,563)
Total expenses after expense reductions	333,082
Net investment income	324,149
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	7,102,124
Foreign currency	13,602
7,115,726
Change in net unrealized appreciation (depreciation) on:
Investments	1,885,046
Foreign currency	(6,411)
1,878,635
Net gain (loss)	8,994,361
Net increase (decrease) in net assets resulting from operations	$9,318,510

The accompanying notes are an integral part of the financial statements.
Deutsche DWS Variable Series I —DWS Global Small Cap VIP	| 9

Statements of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020
Operations:
Net investment income	$ 324,149	$ 238,619
Net realized gain (loss)	7,115,726	(1,077,595)
Change in net unrealized appreciation (depreciation)	1,878,635	11,994,951
Net increase (decrease) in net assets resulting from operations	9,318,510	11,155,975
Distributions to shareholders:
Class A	(284,998)	(509,172)
Class B	(1,897)	(12,523)
Total distributions	(286,895)	(521,695)
Fund share transactions:
Class A
Proceeds from shares sold	1,997,843	2,748,177
Reinvestment of distributions	284,998	509,172
Payments for shares redeemed	(6,121,302)	(8,776,264)
Net increase (decrease) in net assets from Class A share transactions	(3,838,461)	(5,518,915)
Class B
Proceeds from shares sold	22,884	152,440
Reinvestment of distributions	1,897	12,523
Payments for shares redeemed	(180,143)	(301,149)
Net increase (decrease) in net assets from Class B share transactions	(155,362)	(136,186)
Increase (decrease) in net assets	5,037,792	4,979,179
Net assets at beginning of period	78,097,204	73,118,025
Net assets at end of period	$83,134,996	$78,097,204
Other Information
Class A
Shares outstanding at beginning of period	6,344,768	6,910,961
Shares sold	155,837	293,128
Shares issued to shareholders in reinvestment of distributions	21,493	66,298
Shares redeemed	(481,114)	(925,619)
Net increase (decrease) in Class A shares	(303,784)	(566,193)
Shares outstanding at end of period	6,040,984	6,344,768
Class B
Shares outstanding at beginning of period	227,196	238,523
Shares sold	1,813	18,334
Shares issued to shareholders in reinvestment of distributions	149	1,701
Shares redeemed	(14,760)	(31,362)
Net increase (decrease) in Class B shares	(12,798)	(11,327)
Shares outstanding at end of period	214,398	227,196
The accompanying notes are an integral part of the financial statements.
10 |	Deutsche DWS Variable Series I —DWS Global Small Cap VIP

Financial Highlights
DWS Global Small Cap VIP — Class A
	Six Months Ended 6/30/21	Years Ended December 31,
	(Unaudited)	2020	2019	2018	2017	2016
Selected Per Share Data
Net asset value, beginning of period	$11.90	$10.24	$8.91	$12.90	$11.78	$13.17
Income (loss) from investment operations:
Net investment income[a]	.05	.04	.05	.02	.00 *	.03
Net realized and unrealized gain (loss)	1.41	1.70	1.82	(2.32)	2.21	.15
Total from investment operations	1.46	1.74	1.87	(2.30)	2.21	.18
Less distributions from:
Net investment income	(.05)	(.08)	—	(.04)	—	(.05)
Net realized gains	—	—	(.54)	(1.65)	(1.09)	(1.52)
Total distributions	(.05)	(.08)	(.54)	(1.69)	(1.09)	(1.57)
Net asset value, end of period	$13.31	$11.90	$10.24	$8.91	$12.90	$11.78
Total Return (%)[b]	12.24 **	17.36	21.29	(20.51)	20.02	1.57
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	80	76	71	63	85	89
Ratio of expenses before expense reductions (%)[c]	1.06 ***	1.10	1.11	1.10	1.15	1.17
Ratio of expenses after expense reductions (%)[c]	.81 ***	.81	.82	.78	.94	1.02
Ratio of net investment income (%)	.81 ***	.38	.54	.21	.03	.22
Portfolio turnover rate (%)	18 **	9	23	32	42	41
[a]	Based on average shares outstanding during the period.
[b]	Total return would have been lower had certain expenses not been reduced.
[c]	Expense ratio does not reflect charges and fees associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option.
*	Amount is less than $.005.
**	Not annualized
***	Annualized

The accompanying notes are an integral part of the financial statements.
Deutsche DWS Variable Series I —DWS Global Small Cap VIP	| 11

DWS Global Small Cap VIP — Class B
	Six Months Ended 6/30/21	Years Ended December 31,
	(Unaudited)	2020	2019	2018	2017	2016
Selected Per Share Data
Net asset value, beginning of period	$11.39	$9.81	$8.57	$12.47	$11.45	$12.85
Income (loss) from investment operations:
Net investment income (loss)[a]	.03	.01	.03	(.01)	(.03)	(.03)
Net realized and unrealized gain (loss)	1.35	1.62	1.75	(2.24)	2.14	.17
Total from investment operations	1.38	1.63	1.78	(2.25)	2.11	.14
Less distributions from:
Net investment income	(.01)	(.05)	—	—	—	(.02)
Net realized gains	—	—	(.54)	(1.65)	(1.09)	(1.52)
Total distributions	(.01)	(.05)	(.54)	(1.65)	(1.09)	(1.54)
Net asset value, end of period	$12.76	$11.39	$9.81	$8.57	$12.47	$11.45
Total Return (%)[b]	12.11 *	16.94	21.08	(20.74)	19.60	1.34
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	3	3	2	2	3	3
Ratio of expenses before expense reductions (%)[c]	1.35 **	1.39	1.40	1.39	1.44	1.47
Ratio of expenses after expense reductions (%)[c]	1.09 **	1.09	1.09	1.06	1.22	1.30
Ratio of net investment income (loss) (%)	.53 **	.10	.27	(.08)	(.26)	(.23)
Portfolio turnover rate (%)	18 *	9	23	32	42	41
[a]	Based on average shares outstanding during the period.
[b]	Total return would have been lower had certain expenses not been reduced.
[c]	Expense ratio does not reflect charges and fees associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option.
*	Not annualized
**	Annualized
The accompanying notes are an integral part of the financial statements.
12 |	Deutsche DWS Variable Series I —DWS Global Small Cap VIP

Notes to Financial Statements	(Unaudited)
A.	Organization and Significant Accounting Policies
Deutsche DWS Variable Series I (the “Trust“) is registered under the Investment Company Act of 1940, as amended (the “1940 Act“), as an open-end management investment company organized as a Massachusetts business trust. The Trust consists of five diversified funds: DWS Bond VIP, DWS Capital Growth VIP, DWS Core Equity VIP, DWS CROCI® International VIP and DWS Global Small Cap VIP (individually or collectively hereinafter referred to as a “Fund“ or the “Funds“). These financial statements report on DWS Global Small Cap VIP. The Trust is intended to be the underlying investment vehicle for variable annuity contracts and variable life insurance policies to be offered by the separate accounts of certain life insurance companies (“Participating Insurance Companies“).
Multiple Classes of Shares of Beneficial Interest.  The Fund offers two classes of shares (Class A shares and Class B shares). Class B shares are subject to Rule 12b-1 distribution fees under the 1940 Act and recordkeeping fees equal to an annual rate of up to 0.25% and up to 0.15%, respectively, of the average daily net assets of the Class B shares of the Fund. Class A shares are not subject to such fees.
Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class (including the applicable 12b-1 distribution fees). Differences in class-level expenses may result in payment of different per share dividends by class. All shares have equal rights with respect to voting subject to class-specific arrangements.
The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which require the use of management estimates. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.
Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
Equity securities and exchange-traded funds (“ETFs”) are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Equity securities or ETFs for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities or ETFs are generally categorized as Level 1 securities. For certain international equity securities, in order to adjust for events which may occur between the close of the foreign exchanges and the close of the New York Stock Exchange, a fair valuation model may be used. This fair valuation model takes into account comparisons to the valuation of American Depository Receipts (ADRs), exchange-traded funds, futures contracts and certain indices and these securities are categorized as Level 2.
Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.
Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Trustees and are generally categorized as Level 3. In accordance with the Fund’s valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which
Deutsche DWS Variable Series I —DWS Global Small Cap VIP	| 13

the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.
Disclosure about the classification of fair value measurements is included in a table following the Fund's Investment Portfolio.
Securities Lending. Brown Brothers Harriman & Co., as lending agent, lends securities of the Fund to certain financial institutions under the terms of its securities lending agreement. During the term of the loans, the Fund continues to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of either cash and/or U.S. Treasury Securities having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. During the six months ended June 30, 2021, the Fund invested the cash collateral into a joint trading account in DWS Government & Agency Securities Portfolio, an affiliated money market fund managed by DWS Investment Management Americas, Inc. DWS Investment Management Americas, Inc. receives a management/administration fee (0.01% annualized effective rate as of June 30, 2021) on the cash collateral invested in DWS Government & Agency Securities Portfolio. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan at any time, and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Fund is not able to recover securities lent, the Fund may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.
As of June 30, 2021, the Fund had securities on loan. Due to the increased market values of securities on loan on June 30, 2021, the value of the related collateral was less than the value of securities on loan at period end. On the next business day, additional collateral was received, and the value of collateral exceeded the value of the securities on loan.
Remaining Contractual Maturity of the Agreements as of June 30, 2021

	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$ 8,873,880	$ —	$ —	$ 246,412	$ 9,120,292
Gross amount of recognized liabilities and non-cash collateral for securities lending transactions:					$ 9,120,292
Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.
Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.
Taxes.  The Fund is treated as a separate taxpayer as provided for in the Internal Revenue Code, as amended. It is the Fund’s policy to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to the separate accounts of the Participating Insurance Companies which hold its shares.
14 |	Deutsche DWS Variable Series I —DWS Global Small Cap VIP

Additionally, the Fund may be subject to taxes imposed by the governments of countries in which it invests and are generally based on income and/or capital gains earned or repatriated, a portion of which may be recoverable. Based upon the current interpretation of the tax rules and regulations, estimated tax liabilities and recoveries on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized gain/loss on investments. Tax liabilities realized as a result of security sales are reflected as a component of net realized gain/loss on investments.
At December 31, 2020, the Fund had net tax basis capital loss carryforwards of approximately $1,907,000, including short-term losses ($676,000) and long-term losses ($1,231,000), which may be applied against realized net taxable capital gains indefinitely.
At June 30, 2021, the aggregate cost of investments for federal income tax purposes was $61,644,692. The net unrealized appreciation for all investments based on tax cost was $30,393,264. This consisted of aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost of $32,005,977 and aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value of $1,612,713.
The Fund has reviewed the tax positions for the open tax years as of December 31, 2020 and has determined that no provision for income tax and/or uncertain tax positions is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.
Distribution of Income and Gains. Distributions from net investment income of the Fund, if any, are declared and distributed to shareholders annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.
The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to income received from passive foreign investment companies and certain securities sold at a loss. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.
The tax character of current year distributions will be determined at the end of the current fiscal year.
Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust based upon the relative net assets or other appropriate measures.
Contingencies.  In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.
Other.  Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis net of foreign withholding taxes. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Certain dividends from foreign securities may be recorded subsequent to the ex-dividend date as soon as the Fund is informed of such dividends. Realized gains and losses from investment transactions are recorded on an identified cost basis. Proceeds from litigation payments, if any, are included in net realized gain (loss) from investments.
B.	Purchases and Sales of Securities
During the six months ended June 30, 2021, purchases and sales of investment securities (excluding short-term investments) aggregated $14,153,419 and $15,155,057, respectively.
C.	Related Parties
Management Agreement. Under the Investment Management Agreement with DWS Investment Management Americas, Inc. (“DIMA” or the “Advisor”), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group”), the Advisor directs the investments of the Fund in accordance with its
Deutsche DWS Variable Series I —DWS Global Small Cap VIP	| 15

investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.
Under the Investment Management Agreement with the Advisor, the Fund pays a monthly management fee based on the average daily net assets of the Fund, computed and accrued daily and payable monthly, at the annual rate (exclusive of any applicable waivers/reimbursements) of 0.80%.
For the period from January 1, 2021 through April 30, 2021, the Advisor had contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expense) of each class as follows:
Class A	.81%
Class B	1.09%
Effective May 1, 2021 through April 30, 2022, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expense) of each class as follows:
Class A	.82%
Class B	1.10%
For the six months ended June 30, 2021, fees waived and/or expenses reimbursed for each class are as follows:
Class A	$ 98,146
Class B	3,417
$ 101,563
Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee (“Administration Fee”) of 0.097% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. For the six months ended June 30, 2021, the Administration Fee was $39,273, of which $6,686 is unpaid.
Service Provider Fees. DWS Service Company (“DSC”), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and DST Systems, Inc. (“DST”), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DSC compensates DST out of the shareholder servicing fee it receives from the Fund. For the six months ended June 30, 2021, the amounts charged to the Fund by DSC were as follows:
Services to Shareholders	Total Aggregated	Unpaid at June 30, 2021
Class A	$ 319	$ 103
Class B	98	37
	$ 417	$ 140
Distribution Service Agreement.  DWS Distributors, Inc. (“DDI“), also an affiliate of the Advisor, is the Trust’s Distributor. In accordance with the Master Distribution Plan, DDI receives 12b-1 fees of up to 0.25% of the average daily net assets of Class B shares. Pursuant to the Master Distribution Plan, DDI remits these fees to the Participating Insurance Companies for various costs incurred or paid by these companies in connection with marketing and distribution of Class B shares. For the six months ended June 30, 2021, the Distribution Service Fee aggregated $3,346, of which $566 is unpaid.
Other Service Fees. Under an agreement with the Fund, DIMA is compensated for providing regulatory filing services to the Fund. For the six months ended June 30, 2021, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders” aggregated $663, of which $274 is unpaid.
16 |	Deutsche DWS Variable Series I —DWS Global Small Cap VIP

Trustees’ Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.
Affiliated Cash Management Vehicles. The Fund may invest uninvested cash balances in DWS Central Cash Management Government Fund and DWS ESG Liquidity Fund, affiliated money market funds which are managed by the Advisor. Each affiliated money market fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest. DWS Central Cash Management Government Fund seeks to maintain a stable net asset value, and DWS ESG Liquidity Fund maintains a floating net asset value. The Fund indirectly bears its proportionate share of the expenses of each affiliated money market fund in which it invests. DWS Central Cash Management Government Fund does not pay the Advisor an investment management fee. To the extent that DWS ESG Liquidity Fund pays an investment management fee to the Advisor, the Advisor will waive an amount of the investment management fee payable to the Advisor by the Fund equal to the amount of the investment management fee payable on the Fund’s assets invested in DWS ESG Liquidity Fund.
D.	Ownership of the Fund
At June 30, 2021, three participating insurance companies were owners of record of 10% or more of the total outstanding Class A shares of the Fund, each owning 33%, 27% and 14%, respectively. Two participating insurance companies were owners of record of 10% or more of the total outstanding Class B shares of the Fund, each owning 76% and 14%, respectively.
E.	Line of Credit
The Fund and other affiliated funds (the “Participants”) share in a $350 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee, which is allocated based on net assets, among each of the Participants. Interest is calculated at a daily fluctuating rate per annum equal to the sum of 0.10% plus the higher of the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus 1.25%. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at June 30, 2021.
F.	Other — COVID-19 Pandemic
A novel coronavirus known as COVID-19, declared a pandemic by the World Health Organization, has caused significant uncertainty, market volatility, decreased economic and other activity, increased government activity, including economic stimulus measures, and supply chain interruptions. The full effects, duration and costs of the COVID-19 pandemic are impossible to predict, and the circumstances surrounding the COVID-19 pandemic will continue to evolve, including the risk of future increased rates of infection due to low vaccination rates and/or the lack of effectiveness of current vaccines against new variants. The pandemic has affected and may continue to affect certain countries, industries, economic sectors, companies and investment products more than others, may exacerbate existing economic, political, or social tensions and may increase the probability of an economic recession or depression. The Fund and its investments may be adversely affected by the effects of the COVID-19 pandemic, and the pandemic may result in the Fund and its service providers experiencing operational difficulties in coordinating a remote workforce and implementing their business continuity plans, among others. Management will continue to monitor the impact COVID-19 has on the Fund and reflect the consequences as appropriate in the Fund's accounting and financial reporting.
Deutsche DWS Variable Series I —DWS Global Small Cap VIP	| 17

Information About Your Fund’s Expenses	(Unaudited)
As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include contract charges, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (January 1, 2021 to June 30, 2021).
The tables illustrate your Fund’s expenses in two ways:
—	Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund’s actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Expenses Paid per $1,000” line under the share class you hold.
—	Hypothetical 5% Fund Return. This helps you to compare your Fund’s ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund’s actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The “Expenses Paid per $1,000” line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.
Expenses and Value of a $1,000 Investment for the six months ended June 30, 2021

Actual Fund Return	Class A	Class B
Beginning Account Value 1/1/21	$ 1,000.00	$ 1,000.00
Ending Account Value 6/30/21	$ 1,122.40	$ 1,121.10
Expenses Paid per $1,000*	$ 4.26	$ 5.73
Hypothetical 5% Fund Return	Class A	Class B
Beginning Account Value 1/1/21	$ 1,000.00	$ 1,000.00
Ending Account Value 6/30/21	$ 1,020.78	$ 1,019.39
Expenses Paid per $1,000*	$ 4.06	$ 5.46
*	Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 181 (the number of days in the most recent six-month period), then divided by 365.
Annualized Expense Ratios	Class A	Class B
Deutsche DWS Variable Series I — DWS Global Small Cap VIP	.81%	1.09%
For more information, please refer to the Fund’s prospectus.
These tables do not reflect charges and fees (“contract charges”) associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option.
For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to the current and hypothetical expense calculators for Variable Insurance Products which can be found at dws.com/calculators.
18 |	Deutsche DWS Variable Series I —DWS Global Small Cap VIP

Liquidity Risk Management
In accordance with Rule 22e-4 (the “Liquidity Rule”) under the Investment Company Act of 1940 (the “1940 Act”), your Fund has adopted a liquidity risk management program (the “Program”), and the Board has designated DWS Investment Management Americas, Inc. (“DIMA”) as Program administrator. The Program is designed to assess and manage your Fund’s liquidity risk (the risk that the Fund would be unable to meet requests to redeem shares of the Fund without significant dilution of remaining investors’ interests in the Fund). DIMA has designated a committee (the “Committee”) composed of personnel from multiple departments within DIMA and its affiliates that is responsible for the implementation and ongoing administration of the Program, which includes assessing the Fund’s liquidity risk under both normal and reasonably foreseeable stressed conditions. Under the Program, every investment held by a Fund is classified on a daily basis into one of four liquidity categories based on estimations of the investment’s ability to be sold during designated timeframes in current market conditions without significantly changing the investment’s market value.
In February 2021, as required by the Program and the Liquidity Rule, DIMA provided the Board with an annual written report (the “Report”) addressing the operation of the Program and assessing the adequacy and effectiveness of its implementation during the period from December 1, 2019 through November 30, 2020 (the “Reporting Period”). During the Reporting Period, your Fund was primarily invested in highly liquid investments (investments that the Fund anticipates can be converted to cash within three business days or less in current market conditions without significantly changing their market value). As a result, your Fund is not required to adopt, and has not adopted, a “Highly Liquid Investment Minimum” as defined in the Liquidity Rule. During the Reporting Period, the Fund did not approach the 15% limit imposed by the Liquidity Rule on holdings in illiquid investments (investments that cannot be sold or disposed of in seven days or less in current market conditions without the sale of the investment significantly changing the market value of the investment). Your Fund did not experience any issues meeting investor redemptions at any time during the Reporting Period. In the Report, DIMA stated that it believes the Program has operated adequately and effectively to manage the Fund’s liquidity risk during the Reporting Period. DIMA also reported that there were no material changes made to the Program during the Reporting Period.
Proxy Voting
The Trust’s policies and procedures for voting proxies for portfolio securities and information about how the Trust voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site — dws.com/en-us/resources/proxy-voting — or on the SEC’s Web site — sec.gov. To obtain a written copy of the Trust’s policies and procedures without charge, upon request, call us toll free at (800) 728-3337.
Deutsche DWS Variable Series I —DWS Global Small Cap VIP	| 19

Advisory Agreement Board Considerations and Fee Evaluation
The Board of Trustees (hereinafter referred to as the “Board” or “Trustees”) approved the renewal of DWS Global Small Cap VIP's (the “Fund”) investment management agreement (the “Agreement”) with DWS Investment Management Americas, Inc. (“DIMA”) in September 2020.
In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:
—	During the entire process, all of the Fund’s Trustees were independent of DIMA and its affiliates (the “Independent Trustees”).
—	The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board reviewed extensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, and profitability from a fee consultant retained by the Fund’s Independent Trustees (the “Fee Consultant”).
—	The Board also received extensive information throughout the year regarding performance of the Fund.
—	The Independent Trustees regularly met privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant in the course of their review of the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.
—	In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund's
Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.
In connection with the contract review process, the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund. DIMA is part of DWS Group GmbH & Co. KGaA (“DWS Group”). DWS Group is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. In 2018, approximately 20% of DWS Group’s shares were sold in an initial public offering, with Deutsche Bank AG owning the remaining shares.
As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps.
While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.
Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board also considered the risks to DIMA in sponsoring or managing the Fund, including financial, operational and reputational risks, the potential economic impact to DIMA from such risks and DIMA’s approach to addressing such risks. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market index(es) and a peer universe compiled using information supplied by Morningstar Direct (“Morningstar”), an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review” (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one-, three- and five-year periods ended December 31, 2019, the Fund’s performance (Class A shares) was in the 4th quartile of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers). The Board also observed that the Fund has underperformed its benchmark in the
20 |	Deutsche DWS Variable Series I —DWS Global Small Cap VIP

one-, three-, and five-year periods ended December 31, 2019. The Board noted the disappointing investment performance of the Fund in recent periods and continued to discuss with senior management of DIMA the factors contributing to such underperformance and actions being taken to improve performance. The Board noted changes in the portfolio management team, effective April 19, 2018. The Board recognized the efforts by DIMA in recent years to enhance its investment platform and improve long-term performance across the DWS fund complex.
Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge”) and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.10% fee paid to DIMA under the Fund’s administrative services agreement, were higher than the median (4th quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2019). The Board noted that, effective March 1, 2020, the fee paid to DIMA under the Fund’s administrative services agreement was reduced to 0.097%. The Board noted that the Fund’s Class A shares total (net) operating expenses were expected to be lower than the median (2nd quartile) of the applicable Broadridge expense universe (based on Broadridge data provided as of December 31, 2019, and analyzing Broadridge expense universe Class A (net) expenses less any applicable 12b-1 fees) (“Broadridge Universe Expenses”). The Board also reviewed data comparing each other operational share class’s total (net) operating expenses to the applicable Broadridge Universe Expenses. The Board noted that the expense limitations agreed to by DIMA were expected to help the Fund’s total (net) operating expenses remain competitive. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to a comparable DWS U.S. registered fund (“DWS Funds”) and considered differences between the Fund and the comparable DWS Fund. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“DWS Europe Funds”) managed by DWS Group. The Board noted that DIMA indicated that DWS Group does not manage any institutional accounts or DWS Europe Funds comparable to the Fund.
On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.
Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the DWS Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.
Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. In this regard, the Board observed that while the Fund’s current investment management fee schedule does not include breakpoints, the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.
Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental or “fall-out” benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund, any fees received by an affiliate of DIMA for transfer agency services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA
Deutsche DWS Variable Series I —DWS Global Small Cap VIP	| 21

products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.
Compliance. The Board considered the significant attention and resources dedicated by DIMA to its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers and (ii) the substantial commitment of resources by DIMA and its affiliates to compliance matters, including the retention of compliance personnel.
The Board also considered that on September 24, 2020, the SEC granted a temporary order permitting DIMA and its affiliates to continue providing investment advisory and underwriting services to the DWS Funds notwithstanding a consent order entered into by Deutsche Bank AG on June 17, 2020 (the “Consent Order”). The Board noted that the temporary order was granted effective as of the date of the Consent Order. The Board also noted various representations by DIMA to the Board relating to the Consent Order, including that the conduct giving rise to the Consent Order (unintentional conduct that resulted from a system outage that prevented Deutsche Bank AG from reporting data in accordance with applicable CFTC requirements for five days in April 2016) did not involve any DWS Fund or services DIMA and its affiliates provide to the DWS Funds, that DIMA and its personnel had no involvement in the alleged conduct giving rise to the Consent Order, and that the DWS Funds would not bear any financial impact or costs relating to the Consent Order.
Based on all of the information considered and the conclusions reached, the Board determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.
22 |	Deutsche DWS Variable Series I —DWS Global Small Cap VIP

Notes

VS1glosc-3 (R-028377-10 8/21)

(b) Not applicable

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Keith R. Fox, DWS Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600.

ITEM 11.	CONTROLS AND PROCEDURES

	(a)	The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

	(b)	There have been no changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

ITEM 13.	EXHIBITS

	(a)(1)	Not applicable

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Capital Growth VIP, DWS Core Equity VIP, and DWS Global Small Cap VIP, each a series of Deutsche DWS Variable Series I

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	9/24/2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	9/24/2021

By:	/s/Diane Kenneally Diane Kenneally Chief Financial Officer and Treasurer

Date:	9/24/2021